LETTER FROM THE PRESIDENT
--------------------------------------------------------------------------------

Dear Policyowners:

I am pleased to present the December 31, 2004 Annual Report for your New York Life Insurance and Annuity Corporation variable annuity and/or life policy. This report contains performance information, financial statements, notes and highlights, and other pertinent data for each of the Investment Divisions available under your policy. In addition, each of the portfolio managers provides a discussion of portfolio performance relative to the financial markets and economic conditions. Policyowners of NYLIAC Facilitator(R) Multi-Funded Variable Annuity (MFA) policies should refer to page 3 and policyowners of NYLIAC Variable Life Insurance Policies (VLI) should refer to page 18 for their respective financial statements. I hope you will take some time to review this information and evaluate the plans you have in place. I also encourage you to get in touch with your Registered Representative. He or she is a trained professional who can help you devise a strategy to meet your financial objectives.

While the equity markets finished 2004 on a positive note, with the Dow Jones Industrial Average (DJIA)(1), the NASDAQ Composite(2), and S&P 500 Index(R)(3) posting their first back-to-back yearly gains since 1999, a complete economic rebound may not be imminent. Ongoing concerns about the war on terrorism, oil prices, unemployment, interest rates, and the growing U.S. budget deficit remind us all of the challenges still to be faced on the road to sustained economic growth. And, as the year came to a close, even these flash points were overshadowed by the devastating tsunami in Asia and the overwhelming--and ongoing--global response to assist those in need.

Although no one knows for certain what the future may bring, I want to assure you of our commitment to helping you plan for your financial goals. We appreciate the trust you have placed with our company, and we will continue to evaluate our products and services in order to keep them responsive to your financial needs and the changing times.

Sincerely,

/s/ FREDERICK J. SIEVERT

Frederick J. Sievert
President
New York Life Insurance and Annuity Corporation
(A Delaware Corporation)

February 2005

(1) Dow Jones Industrial Average (DJIA) is a trademark of, and the property of, Dow Jones and Co., Inc. The DJIA Index is a price-weighted average of 30 actively traded blue chip stocks, primarily industrials, but also including financial, leisure and other service oriented firms. An investment cannot be made directly into an index.

(2) NASDAQ Composite Index is an unmanaged market value weighted index that measures all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market and include over 5,000 companies. Each company's security affects the index in proportion to its market value. The market value is calculated throughout the trading day and is related to the total value of the Index. An investment cannot be made directly into an index.

(3) S&P 500(R)--"Standard & Poor's 500 Composite Price Index(R) and S&P 500(R) are trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's Corporation. The S&P 500(R) is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance. Results assume the reinvestment of all income and capital gains distributions. An investment cannot be made directly into an index.

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 2

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS:
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 44,799,423   $111,920,067   $ 14,656,570   $ 33,341,921   $  1,635,265   $  2,890,702

LIABILITIES
  Liability to New York Life Insurance
    and
    Annuity Corporation for:
    Mortality and expense risk
      charges...........................       139,807        346,797         46,928        106,345          5,668          9,506
    Administrative charges..............            --        138,719             --         42,538             --          3,802
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Total net assets................  $ 44,659,616   $111,434,551   $ 14,609,642   $ 33,193,038   $  1,629,597   $  2,877,394
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 44,659,616   $111,434,551   $ 14,609,642   $ 33,193,038   $  1,629,597   $  2,877,394
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      64.76   $      58.30   $      43.67   $      39.31   $      22.92   $      20.64
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 51,840,228   $119,495,807   $ 14,403,831   $ 32,850,004   $  1,635,331   $  2,890,808
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    597,799   $  1,493,059   $    522,990   $  1,188,181   $     15,536   $     26,987
  Mortality and expense risk charges....      (547,278)    (1,349,525)      (187,137)      (431,652)       (23,344)       (40,988)
  Administrative charges................            --       (539,810)            --       (172,661)            --        (16,395)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......        50,521       (396,276)       335,853        583,868         (7,808)       (30,396)
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED
  GAIN (LOSS):
  Proceeds from sale of investments.....     6,618,429     12,232,882      2,149,031      4,527,066        676,970      1,257,993
  Cost of investments sold..............    (6,862,902)   (11,120,931)    (2,100,435)    (4,024,739)      (676,974)    (1,257,992)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................      (244,473)     1,111,951         48,596        502,327             (4)             1
  Realized gain distribution received...            --             --        157,214        357,175             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......     4,161,595      8,572,030       (127,339)      (676,281)           (41)           (82)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     3,917,122      9,683,981         78,471        183,221            (45)           (81)
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $  3,967,643   $  9,287,705   $    414,324   $    767,089   $     (7,853)  $    (30,477)
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                                                        COMMON STOCK
                                                                                    INVESTMENT DIVISIONS
                                                              ----------------------------------------------------------------
                                                                     SINGLE PREMIUM                    FLEXIBLE PREMIUM
                                                                        POLICIES                           POLICIES
                                                              ----------------------------      ------------------------------
                                                                 2004             2003              2004              2003
                                                              ----------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)..........................    $    50,521      $   (93,244)     $   (396,276)     $   (699,892)
    Net realized gain (loss) on investments...............       (244,473)      (1,268,310)        1,111,951            29,545
    Realized gain distribution received...................             --               --                --                --
    Change in unrealized appreciation (depreciation) on
      investments.........................................      4,161,595       10,824,547         8,572,030        22,834,629
                                                              -----------      -----------      ------------      ------------
      Net increase (decrease) in net assets resulting from
        operations........................................      3,967,643        9,462,993         9,287,705        22,164,282
                                                              -----------      -----------      ------------      ------------
  Contributions and (withdrawals):
    Payments received from policyowners, net of
      reversals...........................................        175,763          156,646         1,727,871         1,435,983
    Policyowners' surrenders..............................     (4,758,136)      (4,165,823)       (9,956,867)       (7,117,647)
    Policyowners' annuity and death benefits, net of
      reversals...........................................       (368,748)        (245,183)         (558,196)         (278,866)
    Net transfers from (to) Fixed Account.................       (365,276)        (756,664)       (1,087,051)       (1,179,601)
    Transfers between Investment Divisions................       (198,522)        (195,506)          232,651          (175,604)
                                                              -----------      -----------      ------------      ------------
      Net contributions and (withdrawals).................     (5,514,919)      (5,206,530)       (9,641,592)       (7,315,735)
                                                              -----------      -----------      ------------      ------------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained
      by the Separate Account.............................         (6,854)         (22,659)          (23,378)          (75,688)
                                                              -----------      -----------      ------------      ------------
        Increase (decrease) in net assets.................     (1,554,130)       4,233,804          (377,265)       14,772,859
NET ASSETS:
    Beginning of year.....................................     46,213,746       41,979,942       111,811,816        97,038,957
                                                              -----------      -----------      ------------      ------------
    End of year...........................................    $44,659,616      $46,213,746      $111,434,551      $111,811,816
                                                              ===========      ===========      ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                   NYLIAC MFA SEPARATE ACCOUNT-I
                                                          TAX-QUALIFIED POLICIES

                       BOND INVESTMENT                                        MONEY MARKET
                          DIVISIONS                                       INVESTMENT DIVISIONS
    -----------------------------------------------------   -------------------------------------------------
         SINGLE PREMIUM             FLEXIBLE PREMIUM            SINGLE PREMIUM           FLEXIBLE PREMIUM
            POLICIES                    POLICIES                   POLICIES                  POLICIES
    -------------------------   -------------------------   -----------------------   -----------------------
       2004          2003          2004          2003          2004         2003         2004         2003
    ---------------------------------------------------------------------------------------------------------
    $   335,853   $   444,063   $   583,868   $   838,007   $   (7,808)  $  (12,283)  $  (30,396)  $  (42,355)
         48,596         7,303       502,327       261,818           (4)          18            1           26
        157,214       388,717       357,175       889,389           --           --           --           --
       (127,339)     (310,825)     (676,281)     (990,888)         (41)        (120)         (82)        (215)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
        414,324       529,258       767,089       998,326       (7,853)     (12,385)     (30,477)     (42,544)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
        130,904        95,155       621,316       593,122       12,575       24,628      370,827      199,265
     (1,384,203)   (1,880,676)   (3,017,246)   (2,629,185)    (414,524)    (145,091)    (805,218)    (558,580)
        (86,048)     (120,810)      (89,188)      (64,963)      (3,995)      (6,582)      (4,553)      (4,095)
       (332,931)     (204,454)     (962,448)     (452,551)     (47,344)    (276,397)    (354,369)    (164,297)
         46,825       128,767      (251,984)       53,073      151,568       66,764       20,841      123,894
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     (1,625,453)   (1,982,018)   (3,699,550)   (2,500,504)    (301,720)    (336,678)    (772,472)    (403,813)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
         (1,637)       (1,477)       (5,278)       (4,618)         (37)         (36)         (91)         (91)
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
     (1,212,766)   (1,454,237)   (2,937,739)   (1,506,796)    (309,610)    (349,099)    (803,040)    (446,448)
     15,822,408    17,276,645    36,130,777    37,637,573    1,939,207    2,288,306    3,680,434    4,126,882
    -----------   -----------   -----------   -----------   ----------   ----------   ----------   ----------
    $14,609,642   $15,822,408   $33,193,038   $36,130,777   $1,629,597   $1,939,207   $2,877,394   $3,680,434
    ===========   ===========   ===========   ===========   ==========   ==========   ==========   ==========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                       This page intentionally left blank

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
ASSETS
  Investment in the Mainstay VP
    Series Fund, Inc., at net asset
    value...............................  $ 58,844,537   $ 12,199,356   $ 24,312,460   $  3,654,639   $  1,821,105   $    302,172

LIABILITIES
  Liability to New York Life Insurance
    and Annuity Corporation for:
    Mortality and expense risk
      charges...........................       183,785         37,710         78,089         11,664          5,982          1,033
    Administrative charges..............            --         15,084             --          4,666             --            414
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Total net assets..................  $ 58,660,752   $ 12,146,562   $ 24,234,371   $  3,638,309   $  1,815,123   $    300,725
                                          ============   ============   ============   ============   ============   ============

TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners............  $ 58,660,752   $ 12,146,562   $ 24,234,371   $  3,638,309   $  1,815,123   $    300,725
                                          ============   ============   ============   ============   ============   ============
    Variable accumulation unit value....  $      64.76   $      58.30   $      43.83   $      39.37   $      22.92   $      20.64
                                          ============   ============   ============   ============   ============   ============
Identified Cost of Investment...........  $ 67,888,676   $ 13,278,221   $ 23,856,686   $  3,610,198   $  1,821,181   $    302,176
                                          ============   ============   ============   ============   ============   ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                 COMMON STOCK                      BOND                      MONEY MARKET
                                                  INVESTMENT                    INVESTMENT                    INVESTMENT
                                                   DIVISIONS                     DIVISIONS                     DIVISIONS
                                          ---------------------------   ---------------------------   ---------------------------
                                             SINGLE        FLEXIBLE        SINGLE        FLEXIBLE        SINGLE        FLEXIBLE
                                            PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM        PREMIUM
                                            POLICIES       POLICIES       POLICIES       POLICIES       POLICIES       POLICIES
                                          ---------------------------------------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.......................  $    785,843   $    162,722   $    866,134   $    130,184   $     16,724   $      3,316
  Mortality and expense risk charges....      (714,391)      (145,225)      (322,188)       (46,035)       (25,353)        (5,076)
  Administrative charges................            --        (58,090)            --        (18,414)            --         (2,031)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net investment income (loss)......        71,452        (40,593)       543,946         65,735         (8,629)        (3,791)
                                          ------------   ------------   ------------   ------------   ------------   ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.....     6,539,648      1,725,555      4,837,784        468,164        915,191        601,487
  Cost of investments sold..............    (6,750,900)    (1,742,573)    (4,733,207)      (464,987)      (915,196)      (601,503)
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net realized gain (loss) on
        investments.....................      (211,252)       (17,018)       104,577          3,177             (5)           (16)
  Realized gain distribution received...            --             --        260,365         39,134             --             --
  Change in unrealized appreciation
    (depreciation) on investments.......     5,346,535      1,047,424       (217,105)       (24,739)           (50)            14
                                          ------------   ------------   ------------   ------------   ------------   ------------
      Net gain (loss) on investments....     5,135,283      1,030,406        147,837         17,572            (55)            (2)
                                          ------------   ------------   ------------   ------------   ------------   ------------
        Net increase (decrease) in net
          assets resulting from
          operations....................  $  5,206,735   $    989,813   $    691,783   $     83,307   $     (8,684)  $     (3,793)
                                          ============   ============   ============   ============   ============   ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                                                         COMMON STOCK
                                                                                     INVESTMENT DIVISIONS
                                                                --------------------------------------------------------------
                                                                       SINGLE PREMIUM                   FLEXIBLE PREMIUM
                                                                          POLICIES                          POLICIES
                                                                ----------------------------      ----------------------------
                                                                   2004             2003             2004             2003
                                                                --------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............................    $    71,452      $  (113,261)     $   (40,593)     $   (75,916)
    Net realized gain (loss) on investments.................       (211,252)      (1,565,604)         (17,018)        (100,466)
    Realized gain distribution received.....................             --               --               --               --
    Change in unrealized appreciation (depreciation) on
      investments...........................................      5,346,535       13,638,791        1,047,424        2,572,323
                                                                -----------      -----------      -----------      -----------
      Net increase (decrease) in net assets resulting from
        operations..........................................      5,206,735       11,959,926          989,813        2,395,941
                                                                -----------      -----------      -----------      -----------
  Contributions and (withdrawals):
    Payments received from policyowners, net of reversals...        178,207          211,604          135,117          115,700
    Policyowners' surrenders................................     (4,210,403)      (4,541,523)        (831,876)        (872,344)
    Policyowners' annuity and death benefits, net of
      reversals.............................................     (1,435,536)        (570,018)         (50,189)         (31,154)
    Net transfers from (to) Fixed Account...................        248,627         (482,661)        (128,733)         (65,982)
    Transfers between Investment Divisions..................         53,496          (18,896)          43,565          146,560
                                                                -----------      -----------      -----------      -----------
      Net contributions and (withdrawals)...................     (5,165,609)      (5,401,494)        (832,116)        (707,220)
                                                                -----------      -----------      -----------      -----------
    Increase (decrease) attributable to New York Life
      Insurance and Annuity Corporation charges retained by
      the Separate Account..................................         (8,823)         (28,573)          (2,536)          (8,187)
                                                                -----------      -----------      -----------      -----------
        Increase (decrease) in net assets...................         32,303        6,529,859          155,161        1,680,534
NET ASSETS:
  Beginning of year.........................................     58,628,449       52,098,590       11,991,401       10,310,867
                                                                -----------      -----------      -----------      -----------
  End of year...............................................    $58,660,752      $58,628,449      $12,146,562      $11,991,401
                                                                ===========      ===========      ===========      ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                  NYLIAC MFA SEPARATE ACCOUNT-II
                                                          NON-QUALIFIED POLICIES

                       BOND INVESTMENT                                          MONEY MARKET
                          DIVISIONS                                         INVESTMENT DIVISIONS
    -----------------------------------------------------   -----------------------------------------------------
         SINGLE PREMIUM             FLEXIBLE PREMIUM             SINGLE PREMIUM             FLEXIBLE PREMIUM
            POLICIES                    POLICIES                    POLICIES                    POLICIES
    -------------------------   -------------------------   -------------------------   -------------------------
       2004          2003          2004          2003          2004          2003          2004          2003
    -------------------------------------------------------------------------------------------------------------
    $   543,946   $   778,064   $    65,735   $    88,984   $    (8,629)  $   (15,576)  $    (3,791)  $    (4,810)
        104,577       217,054         3,177        48,575            (5)           32           (16)           11
        260,365       684,755        39,134        93,922            --            --            --            --
       (217,105)     (747,422)      (24,739)     (125,568)          (50)         (160)           14           (31)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
        691,783       932,451        83,307       105,913        (8,684)      (15,704)       (3,793)       (4,830)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         63,519        79,147        53,063        48,181        54,599        10,001         5,259         6,365
     (2,741,588)   (1,883,547)     (190,219)     (225,676)     (397,014)     (327,733)      (25,297)      (50,206)
       (621,857)     (270,120)      (42,971)      (41,750)      (72,541)      (64,771)         (324)           --
       (857,524)   (1,240,555)      (64,000)       (3,189)     (243,044)     (188,676)      (11,906)      (61,490)
       (159,192)      173,875       (17,204)      (26,946)      104,270      (154,321)      (26,181)     (120,114)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     (4,316,642)   (3,141,200)     (261,331)     (249,380)     (553,730)     (725,500)      (58,449)     (225,445)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
         (2,793)       (2,625)         (565)         (484)          (40)          (47)          (11)          (11)
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
     (3,627,652)   (2,211,374)     (178,589)     (143,951)     (562,454)     (741,251)      (62,253)     (230,286)
     27,862,023    30,073,397     3,816,898     3,960,849     2,377,577     3,118,828       362,978       593,264
    -----------   -----------   -----------   -----------   -----------   -----------   -----------   -----------
    $24,234,371   $27,862,023   $ 3,638,309   $ 3,816,898   $ 1,815,123   $ 2,377,577   $   300,725   $   362,978
    ===========   ===========   ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
NYLIAC MFA Separate Account-I ("Separate Account-I") and NYLIAC MFA Separate Account-II ("Separate Account-II") were established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest net premium payments under Tax Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-I") and Non-Qualified Multi-Funded Retirement Annuity Policies ("Separate Account-II") issued by NYLIAC. Effective December 19, 1994, sales of all such policies were discontinued.

    Separate Account-I and Separate Account-II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. The assets of Separate Account-I and Separate Account-II, which are all in the accumulation phase, are invested exclusively in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct. The Fixed Account represents the general assets of NYLIAC. NYLIAC's Fixed Account may be charged with liabilities arising out of other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC, a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are six Investment Divisions within both Separate Account-I and Separate Account-II, three of which invest Single Premium Policy net premium payments and three of which invest Flexible Premium Policy net premium payments. The Common Stock Investment Divisions invest in the MainStay VP Common Stock Portfolio-Initial Class (formerly known as, "MainStay VP Growth Equity Portfolio--Initial Class"), the Bond Investment Divisions invest in the MainStay VP Bond Portfolio-Initial Class, and the Money Market Investment Divisions invest in the MainStay VP Cash Management Portfolio. Net premium payments received are allocated to the Investment Divisions of Separate Account-I or Separate Account-II according to policyowner instructions. In addition, the policyowner has the option to transfer amounts between the Investment Divisions of Separate Account-I or Separate Account-II and the Fixed Account of NYLIAC.

    No Federal income tax is payable on investment income or capital gains of Separate Account-I or Separate Account-II under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 6 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 6, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
At December 31, 2004, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of Separate Account-I and Separate Account-II is as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Number of shares...........................    2,183          5,455         1,101         2,505         1,635          2,891
Identified cost............................  $51,840       $119,496       $14,404       $32,850       $ 1,635       $  2,891
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Number of shares...........................    2,868            595         1,827           275         1,821            302
Identified cost............................  $67,889       $ 13,278       $23,857       $ 3,610       $ 1,821       $    302

Transactions in MainStay VP Series Fund, Inc. shares for the year ended December 31, 2004 were as follows:

                                                  COMMON STOCK                     BOND                    MONEY MARKET
                                              INVESTMENT DIVISIONS         INVESTMENT DIVISIONS        INVESTMENT DIVISIONS
                                             -----------------------      ----------------------      ----------------------
                                              SINGLE       FLEXIBLE        SINGLE       FLEXIBLE       SINGLE       FLEXIBLE
                                             PREMIUM        PREMIUM       PREMIUM       PREMIUM       PREMIUM       PREMIUM
                                             POLICIES      POLICIES       POLICIES      POLICIES      POLICIES      POLICIES
                                             -------------------------------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Purchases..................................  $ 1,133       $  2,140       $ 1,012       $ 1,751       $   367       $    452
Proceeds from sales........................    6,618         12,233         2,149         4,527           677          1,258
SEPARATE ACCOUNT-II (NON-QUALIFIED
  POLICIES)
Purchases..................................  $ 1,426       $    848       $ 1,312       $   311       $   351       $    539
Proceeds from sales........................    6,540          1,726         4,838           468           915            601

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts an annual policy service charge for Flexible Premium Policies on each policy anniversary date and upon surrender, if on the policy anniversary and/or date of surrender the accumulation value is less than $10,000. This charge is the lesser of $30 or 1% of the policy's accumulation value. This charge covers the cost for providing services such as collecting, processing and confirming purchase payments. This charge is shown as a reduction to payments received from policyowners in the accompanying statements of changes in net assets.

    NYLIAC deducts a surrender charge on certain partial withdrawals or surrenders from Single Premium and Flexible Premium policies. For Single Premium policies, NYLIAC assesses a charge based on the length of time each payment is in the policy before it is withdrawn. Single Premium policyholders can make up to four additional purchase payments each policy year. The surrender charge for Single Premium policyholders is 7% of the amount withdrawn or surrendered during the first policy year that a purchase payment is made. This charge declines 1% for each additional policy year that a purchase payment is in the policy until the seventh policy year, after which no charge is made. The surrender charge for Flexible Premium policies is 7% of the amount withdrawn or surrendered during the first four policy years. This charge then declines 1% each policy year until the tenth policy year, after which no charge is made. These charges are recorded with surrenders in the accompanying statements of changes in net assets. Surrender charges are paid to NYLIAC.

    Single and Flexible Premium policies of Separate Account-I and Separate Account-II are charged for the mortality and expense risks assumed by NYLIAC, additionally, Flexible Premium policies are charged for administrative services provided by NYLIAC. These charges are made daily at an annual rate of 1.25% for mortality and expense risks and an additional .50% for administrative charges on Flexible Premium policies, of the daily average variable accumulation value of each Investment Division. The amounts of these charges retained in the Investment Divisions represent funds of NYLIAC. Accordingly, NYLIAC participates in the results ratably with the policyowners. These charges are disclosed in the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
Separate Account-I and Separate Account-II do not expect to declare dividends to policyowners from accumulated net investment income and realized gains. The income and gains are distributed to policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

NOTE 5--Unit Transactions (in 000's):
--------------------------------------------------------------------------------
The changes in units outstanding for the years ended December 31, 2004 and December 31, 2003 were as follows:

                                                                   COMMON STOCK INVESTMENT DIVISIONS
                                                                ----------------------------------------
                                                                 SINGLE PREMIUM        FLEXIBLE PREMIUM
                                                                    POLICIES               POLICIES
                                                                ----------------       -----------------
                                                                2004        2003       2004         2003
                                                                ----------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Units issued................................................       2          4         35            32
Units redeemed..............................................     (94)       (108)      (214)        (194)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (92)       (104)      (179)        (162)
                                                                =====       ====       ====         ====
SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Units issued................................................       8          4          2             6
Units redeemed..............................................     (94)       (112)      (18)          (21)
                                                                -----       ----       ----         ----
    Net increase (decrease).................................     (86)       (108)      (16)          (15)
                                                                =====       ====       ====         ====

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

         BOND INVESTMENT DIVISIONS         MONEY MARKET INVESTMENT DIVISIONS
    -----------------------------------   -----------------------------------
    SINGLE PREMIUM    FLEXIBLE PREMIUM    SINGLE PREMIUM    FLEXIBLE PREMIUM
       POLICIES           POLICIES           POLICIES           POLICIES
    ---------------   -----------------   ---------------   -----------------
     2004     2003     2004      2003      2004     2003     2004      2003
    -------------------------------------------------------------------------
        5        5       16        17         7        4       18        16
      (42)     (53)    (112)      (83)      (20)     (19)     (56)      (35)
    ------   ------   -------   -------   ------   ------   -------   -------
      (37)     (48)     (96)      (66)      (13)     (15)     (38)      (19)
    ======   ======   =======   =======   ======   ======   =======   =======
        2        6        1         1         7       --       --        --
     (102)     (81)      (8)       (8)      (31)     (32)      (2)      (11)
    ------   ------   -------   -------   ------   ------   -------   -------
     (100)     (75)      (7)       (7)      (24)     (32)      (2)      (11)
    ======   ======   =======   =======   ======   ======   =======   =======

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:

                                                                              SINGLE PREMIUM POLICIES (A)
COMMON STOCK INVESTMENT DIVISIONS                               --------------------------------------------------------
                                                                  2004        2003        2002        2001        2000
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $ 44,660    $ 46,214    $ 41,980    $ 67,782    $100,094
Units Outstanding...........................................         690         782         886       1,070       1,294
Variable Accumulation Unit Value............................    $  64.76    $  59.13    $  47.38    $  63.34    $  77.35
Total Return................................................        9.5%       24.8%      (25.2%)     (18.1%)      (4.5%)
Investment Income Ratio.....................................        1.4%        1.0%        0.8%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $ 58,661    $ 58,628    $ 52,099    $ 83,882    $125,958
Units Outstanding...........................................         906         992       1,100       1,324       1,628
Variable Accumulation Unit Value............................    $  64.76    $  59.13    $  47.38    $  63.34    $  77.35
Total Return................................................        9.5%       24.8%      (25.2%)     (18.1%)      (4.5%)
Investment Income Ratio.....................................        1.4%        1.0%        0.8%        0.6%

                                                                             FLEXIBLE PREMIUM POLICIES (B)
                                                                --------------------------------------------------------
                                                                  2004        2003        2002        2001        2000
                                                                --------------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $111,435    $111,812    $ 97,039    $144,797    $197,591
Units Outstanding...........................................       1,911       2,090       2,252       2,502       2,781
Variable Accumulation Unit Value............................    $  58.30    $  53.50    $  43.08    $  57.88    $  71.05
Total Return................................................        9.0%       24.2%      (25.6%)     (18.5%)      (5.0%)
Investment Income Ratio.....................................        1.4%        1.1%        0.9%        0.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $ 12,147    $ 11,991    $ 10,311    $ 14,842    $ 19,395
Units Outstanding...........................................         208         224         239         256         273
Variable Accumulation Unit Value............................    $  58.30    $  53.50    $  43.08    $  57.88    $  71.05
Total Return................................................        9.0%       24.2%      (25.6%)     (18.5%)      (5.0%)
Investment Income Ratio.....................................        1.4%        1.0%        0.9%        0.7%

Charges and fees levied by NYLIAC are disclosed in Note 3.

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

                                          NYLIAC MFA SEPARATE ACCOUNTS-I AND -II
                                        TAX-QUALIFIED AND NON-QUALIFIED POLICIES

--------------------------------------------------------------------------------

                                                                            SINGLE PREMIUM POLICIES (A)
BOND INVESTMENT DIVISIONS                                       ---------------------------------------------------
                                                                 2004       2003       2002       2001       2000
                                                                ---------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $14,610    $15,822    $17,277    $18,196    $18,734
Units Outstanding...........................................        335        372        420        478        531
Variable Accumulation Unit Value............................    $ 43.67    $ 42.48    $ 41.15    $ 38.06    $ 35.27
Total Return................................................       2.8%       3.2%       8.1%       7.9%       8.5%
Investment Income Ratio.....................................       3.5%       3.9%       4.2%       4.6%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $24,234    $27,862    $30,073    $30,677    $31,279
Units Outstanding...........................................        553        653        728        803        884
Variable Accumulation Unit Value............................    $ 43.83    $ 42.64    $ 41.31    $ 38.20    $ 35.40
Total Return................................................       2.8%       3.2%       8.1%       7.9%       8.5%
Investment Income Ratio.....................................       3.4%       3.9%       4.3%       4.6%

                                                                           FLEXIBLE PREMIUM POLICIES (B)
                                                                ---------------------------------------------------
                                                                 2004       2003       2002       2001       2000
                                                                ---------------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $33,193    $36,131    $37,638    $37,628    $37,963
Units Outstanding...........................................        844        940      1,006      1,082      1,172
Variable Accumulation Unit Value............................    $ 39.31    $ 38.43    $ 37.42    $ 34.78    $ 32.39
Total Return................................................       2.3%       2.7%       7.6%       7.4%       7.9%
Investment Income Ratio.....................................       3.4%       4.0%       4.3%       4.7%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $ 3,638    $ 3,817    $ 3,961    $ 4,013    $ 4,216
Units Outstanding...........................................         92         99        106        115        130
Variable Accumulation Unit Value............................    $ 39.37    $ 38.49    $ 37.48    $ 34.84    $ 32.44
Total Return................................................       2.3%       2.7%       7.6%       7.4%       7.9%
Investment Income Ratio.....................................       3.5%       4.0%       4.3%       4.6%

NOTE 6--Financial Highlights (Net Assets and Units Outstanding in 000's) (Continued):
--------------------------------------------------------------------------------

                                                                         SINGLE PREMIUM POLICIES (A)
MONEY MARKET INVESTMENT DIVISIONS                               ----------------------------------------------
                                                                 2004      2003      2002      2001      2000
                                                                ----------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $1,630    $1,939    $2,288    $2,755    $2,847
Units Outstanding...........................................        71        84        99       119       126
Variable Accumulation Unit Value............................    $22.92    $23.02    $23.15    $23.13    $22.56
Total Return................................................     (0.4%)    (0.6%)     0.1%      2.5%      4.8%
Investment Income Ratio.....................................      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $1,815    $2,378    $3,119    $4,149    $4,867
Units Outstanding...........................................        79       103       135       179       216
Variable Accumulation Unit Value............................    $22.92    $23.02    $23.15    $23.13    $22.56
Total Return................................................     (0.4%)    (0.6%)     0.1%      2.5%      4.8%
Investment Income Ratio.....................................      0.8%      0.7%      1.4%      3.8%

                                                                        FLEXIBLE PREMIUM POLICIES (B)
                                                                ----------------------------------------------
                                                                 2004      2003      2002      2001      2000
                                                                ----------------------------------------------
SEPARATE ACCOUNT-I (TAX-QUALIFIED POLICIES)
Net Assets..................................................    $2,877    $3,680    $4,127    $4,419    $4,890
Units Outstanding...........................................       139       177       196       209       236
Variable Accumulation Unit Value............................    $20.64    $20.83    $21.06    $21.14    $20.72
Total Return................................................     (0.9%)    (1.1%)    (0.4%)     2.0%      4.2%
Investment Income Ratio.....................................      0.8%      0.7%      1.4%      3.8%

SEPARATE ACCOUNT-II (NON-QUALIFIED POLICIES)
Net Assets..................................................    $  301    $  363    $  593    $  488    $  545
Units Outstanding...........................................        15        17        28        23        26
Variable Accumulation Unit Value............................    $20.64    $20.83    $21.06    $21.14    $20.72
Total Return................................................     (0.9%)    (1.1%)    (0.4%)     2.0%      4.2%
Investment Income Ratio.....................................      0.8%      0.7%      1.3%      3.8%

(A) Expenses as a percent of average net assets were 1.25%, excluding expenses of the underlying funds and surrender charges.

(B) Expenses as a percent of average net assets were 1.75%, excluding expenses of the underlying funds, surrender charges, and policy service charges.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the MFA Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Single and Flexible Premium Policies Common Stock, the Single and Flexible Premium Policies Bond, and the Single and Flexible Premium Policies Money Market Investment Divisions (constituting each of the New York Life Insurance and Annuity Corporation MFA Separate Account I and the New York Life Insurance and Annuity Corporation MFA Separate Account II) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). Those Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

STATEMENT OF ASSETS AND LIABILITIES
As of December 31, 2004

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
ASSETS:
  Investment in the MainStay VP Series Fund, Inc., at net
    asset value.............................................  $29,284,790     $10,136,118     $ 1,632,237
LIABILITIES
  Liability to New York Life Insurance and Annuity
    Corporation for mortality and expense risk charges......       25,405           9,045           1,477
                                                              ------------    ------------    ------------
      Total net assets......................................  $29,259,385     $10,127,073     $ 1,630,760
                                                              ============    ============    ============
TOTAL NET ASSETS REPRESENTED BY:
  Net Assets of Policyowners................................  $29,259,385     $10,127,073     $ 1,630,760
                                                              ============    ============    ============
Identified Cost of Investment...............................  $30,108,309     $ 9,980,159     $ 1,632,282
                                                              ============    ============    ============

STATEMENT OF OPERATIONS
For the year ended December 31, 2004

                                                              COMMON STOCK        BOND        MONEY MARKET
                                                               INVESTMENT      INVESTMENT      INVESTMENT
                                                                DIVISION        DIVISION        DIVISION
                                                              --------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income...........................................  $   390,676     $   361,066     $    14,113
  Mortality and expense risk charges........................      (97,059)        (35,535)         (5,889)
                                                              ------------    ------------    ------------
      Net investment income (loss)..........................      293,617         325,531           8,224
                                                              ------------    ------------    ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments.........................    2,056,528         710,629         149,049
  Cost of investments sold..................................   (1,615,355)       (684,093)       (149,048)
                                                              ------------    ------------    ------------
      Net realized gain (loss) on investments...............      441,173          26,536               1
  Realized gain distribution received.......................           --         108,539              --
  Change in unrealized appreciation (depreciation) on
    investments.............................................    2,077,630         (89,831)            (45)
                                                              ------------    ------------    ------------
      Net gain (loss) on investments........................    2,518,803          45,244             (44)
                                                              ------------    ------------    ------------
        Net increase (decrease) in net assets resulting from
          operations........................................  $ 2,812,420     $   370,775     $     8,180
                                                              ============    ============    ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS
For the years ended December 31, 2004
and December 31, 2003

                                                    COMMON STOCK                    BOND                    MONEY MARKET
                                                     INVESTMENT                  INVESTMENT                  INVESTMENT
                                                      DIVISION                    DIVISION                    DIVISION
                                              -------------------------   -------------------------   -------------------------
                                                 2004          2003          2004          2003          2004          2003
                                              ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
  Operations:
    Net investment income (loss)............  $   293,617   $   175,294   $   325,531   $   384,186   $     8,224   $     5,441
    Net realized gain (loss) on
      investments...........................      441,173        66,157        26,536        12,205             1             5
    Realized gain distribution received.....           --            --       108,539       250,996            --            --
    Change in unrealized appreciation
      (depreciation) on investments.........    2,077,630     5,561,591       (89,831)     (228,884)          (45)          (87)
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net increase (decrease) in net assets
        resulting from operations...........    2,812,420     5,803,042       370,775       418,503         8,180         5,359
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Contributions and (withdrawals):
    Payments received from policyowners.....    1,363,748     1,396,973       560,825       589,607       105,674       111,346
    Cost of insurance.......................     (820,057)     (659,418)     (323,558)     (281,641)      (49,397)      (49,775)
    Policyowners surrenders.................   (2,006,979)   (2,025,656)     (745,639)     (808,225)     (166,700)      (65,642)
    (Withdrawals) due to policy loans.......      276,042       527,920       112,498       209,912        76,402        10,645
    Policyowners' death benefits............     (206,071)     (121,350)      (77,281)      (73,535)      (32,576)      (16,364)
    Transfers between Investment
      Divisions.............................       20,033        16,821        (7,471)      (33,911)      (12,721)       17,010
                                              -----------   -----------   -----------   -----------   -----------   -----------
      Net contributions and (withdrawals)...   (1,373,284)     (864,710)     (480,626)     (397,793)      (79,318)        7,220
                                              -----------   -----------   -----------   -----------   -----------   -----------
    Increase (decrease) attributable to New
      York Life Insurance and Annuity
      Corporation charges retained by the
      Separate Account......................       (1,191)       (3,726)         (311)         (254)           (9)           (8)
                                              -----------   -----------   -----------   -----------   -----------   -----------
        Increase (decrease) in net assets...    1,437,945     4,934,606      (110,162)       20,456       (71,147)       12,571
NET ASSETS:
    Beginning of year.......................   27,821,440    22,886,834    10,237,235    10,216,779     1,701,907     1,689,336
                                              -----------   -----------   -----------   -----------   -----------   -----------
    End of year.............................  $29,259,385   $27,821,440   $10,127,073   $10,237,235   $ 1,630,760   $ 1,701,907
                                              ===========   ===========   ===========   ===========   ===========   ===========

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1--Organization and Accounting Policies:
--------------------------------------------------------------------------------
New York Life Insurance and Annuity Corporation VLI Separate Account ("VLI Separate Account") was established on May 27, 1983, under Delaware law by New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company. This account was established to receive and invest premium payments under variable life insurance policies issued by NYLIAC. Effective July 1, 1988, sales of such policies were discontinued.

    The VLI Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The assets of the VLI Separate Account are invested in shares of the MainStay VP Series Fund, Inc., a diversified open-end management investment company, and are clearly identified and distinguished from the other assets and liabilities of NYLIAC. These assets are the property of NYLIAC; however, the portion of the assets attributable to the policies will not be charged with liabilities arising out of any other business NYLIAC may conduct.

    New York Life Investment Management LLC ("NYLIM"), a wholly-owned subsidiary of New York Life Investment Management Holdings LLC ("NYLIM Holdings"), a wholly-owned subsidiary of New York Life Insurance Company, provides investment advisory services to the MainStay VP Series Fund, Inc. for a fee. NYLIM retains several sub-advisers, including MacKay Shields LLC a wholly-owned subsidiary of NYLIM Holdings, to provide investment advisory services to certain portfolios of the MainStay VP Series Fund, Inc.

    There are three Investment Divisions within the VLI Separate Account: the Common Stock Investment Division which invests in the MainStay VP Common Stock-Initial Class (formerly known as, "MainStay VP Growth Equity Portfolio--Initial Class"), the Bond Investment Division which invests in the MainStay VP Bond-Initial Class, and the Money Market Investment Division which invests in the MainStay VP Cash Management. Premium payments received are allocated to the Investment Divisions of the VLI Separate Account according to policyowner instructions.

    No Federal income tax is payable on investment income or capital gains of the VLI Separate Account under current Federal income tax law.

    Security Valuation--The investment in the MainStay VP Series Fund, Inc. is valued at the net asset value of shares of the respective fund portfolios.

    Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

    Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolios.

    In December 2003, the Accounting Standards Executive Committee issued Statement of Position 03-5 ("SOP"), "Financial Highlights of Separate Accounts:
An Amendment to the Audit Guide Audits of Investment Companies". This SOP, which was adopted as of January 1, 2003, provides guidance on reporting financial highlights. Upon adoption of this SOP, the investment income ratio disclosed in
Note 5 has been restated for the years 2001 and 2002. The SOP requires disclosure, in Note 5, of the investment income to average net assets ratio; the disclosure requirement for the years 2001 and 2002 was the net investment income to average net assets ratio.

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                                            VLI SEPARATE ACCOUNT

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------
At December 31, 2004, the investment in the MainStay VP Series Fund, Inc. by the respective Investment Divisions of the VLI Separate Account is as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Number of shares.................................            1,427                    762                  1,632
Identified cost..................................          $30,108                $ 9,980                $ 1,632

Transactions in MainStay VP Series Fund, Inc. shares for the year ended December 31, 2004 were as follows:

                                                        COMMON STOCK               BOND               MONEY MARKET
                                                     INVESTMENT DIVISION    INVESTMENT DIVISION    INVESTMENT DIVISION
                                                     -----------------------------------------------------------------
Purchases........................................          $   975                $   664                $    78
Proceeds from sales..............................            2,057                    711                    149

--------------------------------------------------------------------------------
NOTE 3--Expenses and Related Party Transactions:
--------------------------------------------------------------------------------
NYLIAC deducts the following charges from annual premiums received for a VLI policy each policy year. A charge of $35 is deducted for administrative expenses (this charge may be slightly higher for policies that pay premiums more frequently than annually). A charge is also deducted to compensate NYLIAC for the costs associated with selling the policy. This charge will never exceed 9% of the sum of the basic premiums paid during the first twenty years. A state premium tax charge of 2% is deducted to pay state premium taxes and a risk charge of 1.5% is deducted for assuming the risk that the insured will die when the minimum guaranteed death benefit is higher than the accumulation value of the policy.

    NYLIAC also deducts a monthly cost of insurance charge to cover the cost of providing life insurance benefits. This charge is based on such factors as gender, duration, underwriting class, issue age of the insured, face amount and the cash value of the policy. This charge is shown as cost of insurance on the accompanying statement of changes in net assets.

    NYLIAC also makes a daily charge to the VLI Separate Account for mortality and expense risks assumed. These charges are made at an annual rate of 0.35% of the daily net asset value of each Investment Division. NYLIAC may increase these charges in the future up to a maximum annual rate of 0.50%. The amount of these charges retained by the Investment Division represents funds of NYLIAC. Accordingly, NYLIAC participates in the results of each Investment Division ratably with the Policyowners. These charges are disclosed on the accompanying statement of operations.

--------------------------------------------------------------------------------
NOTE 4--Distribution of Net Income:
--------------------------------------------------------------------------------
The VLI Separate Account does not expect to declare dividends to Policyowners from accumulated net income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, policy loans, or transfers) in excess of the net premium payments.

NOTE 5--Financial Highlights (Net Assets in 000's):
--------------------------------------------------------------------------------
The following table presents financial highlights for each Investment Division as of December 31, 2004, 2003, 2002, 2001 and 2000:

COMMON STOCK INVESTMENT DIVISION
                                                          2004          2003          2002          2001          2000
                                                         ---------------------------------------------------------------
Net Assets.............................................  $29,259       $27,821       $22,887       $31,584       $40,275
Investment Income Ratio................................      1.4%          1.1%          0.9%          0.7%

BOND INVESTMENT DIVISION
                                                          2004          2003          2002          2001          2000
                                                         ---------------------------------------------------------------
Net Assets.............................................  $10,127       $10,237       $10,217       $ 9,617       $ 9,209
Investment Income Ratio................................      3.6%          4.1%          4.4%          4.8%

MONEY MARKET INVESTMENT DIVISION
                                                          2004          2003          2002          2001          2000
                                                         ---------------------------------------------------------------
Net Assets.............................................  $ 1,631       $ 1,702       $ 1,689       $ 1,671       $ 1,646
Investment Income Ratio................................      0.8%          0.7%          1.3%          3.9%

Charges and fees levied by NYLIAC are disclosed in Note 3.

Expenses as a percent of average net assets were 0.35%, excluding expenses of the underlying funds, administrative expenses and sales loads.

REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

To the Board of Directors of New York Life Insurance and Annuity Corporation and the VLI Policyowners:

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Common Stock, Bond, and Money Market Investment Divisions (constituting the New York Life Insurance and Annuity Corporation VLI Separate Account) at December 31, 2004, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the Standards of Public Company Accounting Oversight Board (United States). These Standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2004 by correspondence with the funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, New York
February 18, 2005

LETTER FROM
THE CHAIRMAN

Throughout most of 2004, the U.S. stock market was relatively volatile. Equities gained and lost ground several times, trading in a range until the November presidential election. After the election, stocks generally advanced until the end of the year.

Many factors affected the ups and downs of the market. Early in 2004, economic signals were mixed. In April, firming economic indicators and concern about possible inflation caused interest rates to rise in anticipation of Federal Reserve tightening. At the end of June, the Federal Open Market Committee raised the targeted federal funds rate by 25 basis points to 1.25%. Four additional 25-basis-point tightening moves brought the targeted federal funds rate to 2.25% by year-end.

For a brief period in 2004, the price of oil exceeded $50 per barrel. Although inflation increased during the year, it generally remained contained. The U.S. trade deficit widened, and the value of the U.S. dollar continued to fall relative to most foreign currencies. With only a few exceptions, international stock markets provided strong double-digit returns. High-yield bonds and emerging market debt also showed strong overall performance in 2004.

The year was marred by continuing hostilities in Iraq, a terrorist attack in Madrid, major drug recalls, and a celebrity insider-trading conviction. Of greater concern to investors, however, was the uncertainty surrounding the presidential election. Once the votes were counted and the winner was clear, the stock market climbed to its high point for the year.

Throughout 2004, each Portfolio of the MainStay VP Series Fund, Inc. pursued its objective by consistently seeking to apply the rigorous investment disciplines outlined in the prospectus. We believe that consistent application of a well-defined investment approach can help shareholders better understand their investment results and respond more appropriately when the economy shifts or the market changes direction.

The reports that follow discuss in greater detail the market conditions and management decisions that affected the Portfolios in 2004. We are pleased that you have selected MainStay VP Series Fund, Inc., as part of your long-term financial strategy, and we look forward to serving your investment needs for many years to come.

Sincerely,

/s/ GARY E. WENDLANDT

Gary E. Wendlandt
Chairman of the Board
and Chief Executive Officer
MainStay VP Series Fund, Inc.
January 2005

 24   MainStay VP Series Fund, Inc.

DEFINITION OF INDICES

THE INFORMATION BELOW IS AN EXPLANATION OF THE VARIOUS INDICES AND REFERENCES COMMONLY CITED THROUGHOUT THE PORTFOLIO INVESTMENT AND PERFORMANCE COMPARISONS AND PORTFOLIO MANAGER COMMENTARIES (PAGES 27 THROUGH 38) IMMEDIATELY FOLLOWING THIS SECTION. PLEASE USE THIS AS A REFERENCE.

PLEASE NOTE THAT AN INVESTMENT CANNOT BE MADE DIRECTLY INTO AN INDEX OR AN AVERAGE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. RESULTS FOR SECURITIES INDICES ASSUME REINVESTMENT OF ALL INCOME AND CAPITAL GAINS.

Securities in each Portfolio will not precisely match those in the Index, and as a result, performance of the Portfolio will differ.

CREDIT SUISSE FIRST BOSTON(TM) CONVERTIBLE SECURITIES INDEX is an unmanaged index that generally includes 250-300 issues. Convertibles must have a minimum issue size of $50 million; bonds and preferreds must be rated B- or better by Standard & Poor's; and preferreds must have a minimum of 500,000 shares outstanding. Eurobonds are also included if they are issued by U.S.-domiciled companies, rated B- or higher by Standard & Poor's, and have an issue size greater than $100 million.

CREDIT SUISSE FIRST BOSTON(TM) HIGH YIELD INDEX is an unmanaged market-weighted index that includes publicly traded bonds rated below BBB by Standard & Poor's and below Baa by Moody's. The Index assumes reinvestment of all distributions and interest payments and does not take into account brokerage fees or taxes.

LEHMAN BROTHERS(R) AGGREGATE BOND INDEX (the "Aggregate Index") is an unmanaged index that includes the following other unmanaged Lehman Brothers(R) indices: the Government Index, the Corporate Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. To qualify for inclusion in the Aggregate Index, securities must be investment-grade quality or higher, have at least one year to maturity, and have an outstanding par value of at least $150 million.

LEHMAN BROTHERS(R) GOVERNMENT BOND INDEX is an unmanaged index comprised of U.S. government and agency issues as well as investment-grade fixed-rate debt securities.

LIPPER INC. is an independent fund performance monitor. Results are based on total returns with all dividend and capital-gain distributions reinvested.

LIPPER MONEY MARKET FUNDS INDEX tracks the performance of the 30 largest money-market funds, adjusted for the reinvestment of capital gain and income distributions. You cannot invest directly in an index.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE (L-VIPPAS) ranks the portfolios that invest in the separate accounts of insurance companies. Its rankings are based on total returns with dividends and capital gains reinvested. Results do not reflect any deduction of sales charges.

MERRILL LYNCH ALL CONVERTIBLE SECURITIES INDEX is a market-capitalization weighted index of domestic corporate convertible securities. In order to be included in the Index, bonds and preferred stocks must be convertible only to common stock and have a market value or original par value of at least $50 million.

MERRILL LYNCH CORPORATE AND GOVERNMENT MASTER INDEX is an unmanaged index consisting of issues of the U.S. government and its agencies as well as investment-grade corporate securities.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, AND FAR EAST INDEX--THE MSCI EAFE(R) INDEX--is an unmanaged free float-adjusted market-capitalization index that is designed to measure developed-market equity performance, excluding the United States and Canada. As of December 2003, the MSCI EAFE(R) Index consisted of the following 21 developed-market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

RUSSELL 1000(R) INDEX is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000(R) Index based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL 1000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 1000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) INDEX is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 2000(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with higher price-to-book ratios and higher forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2000(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell 2000(R) companies with lower price-to-book ratios and lower

                                                    www.mainstayfunds.com     25
forecasted growth values. The Index does not reflect fees or expenses.

RUSSELL 2500(TM) GROWTH INDEX is an unmanaged index that measures the performance of those Russell 2500(TM) companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500(TM) Index measures the performance of the 2,500 smallest companies in the Russell 3000(R) Index. The Index does not reflect fees or expenses.

RUSSELL 3000(R) INDEX is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) INDEX is an unmanaged index that measures the performance of the 800 smallest companies of the Russell 1000(R) Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) GROWTH INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with higher price-to-book ratios and high forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. The Index does not reflect fees or expenses.

RUSSELL MIDCAP(R) VALUE INDEX is an unmanaged index that measures the performance of those Russell Midcap(R) companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value Index. The Index does not reflect fees or expenses.

S&P 500/BARRA VALUE(R) INDEX is an unmanaged capitalization-weighted index of all stocks in the S&P 500(R) Index that have higher book-to-price ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500(R) Index is in the S&P 500/Barra Value(R) Index.

S&P MIDCAP 400(R) INDEX is an unmanaged market-value weighted index that consists of 400 domestic common stocks chosen for market size, liquidity, and industry-group representation and is generally considered representative of the market for domestic midcap stocks. Results assume reinvestment of all income and capital gains.

STANDARD AND POOR'S 500 COMPOSITE STOCK PRICE INDEX(R) AND S&P 500(R) INDEX are registered trademarks of The McGraw-Hill Companies, Inc. The product is not sponsored, endorsed, sold, or promoted by Standard & Poor's Corporation. The S&P 500(R) Index is an unmanaged index and is widely regarded as the standard for measuring large-cap U.S. stock-market performance.

TOTAL RETURN CORE COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Index and the Lehman Brothers(R) Aggregate Bond Index weighted 60%/40%, respectively.

TOTAL RETURN GROWTH COMPOSITE INDEX is an unmanaged index that is comprised of the Russell 1000(R) Growth Index and the Lehman Brothers(R) Aggregate Bond Index, weighted 60%/40%, respectively.

 26   MainStay VP Series Fund, Inc.

MAINSTAY VP BOND PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                    AS OF 12/31/04
--------------------------------------------------------------------------------

                                    ONE     FIVE     TEN
TOTAL RETURNS                       YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                          4.09%   7.41%   7.35%

                                            (After Portfolio operating expenses)

                                                                             MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND          AND GOVERNMENT MASTER          LEHMAN BROTHERS
                                                        PORTFOLIO                     INDEX               AGGREGATE BOND INDEX
                                                    ----------------         -----------------------      --------------------
12/31/94                                                  10000                       10000                       10000
                                                          11831                       11898                       11847
                                                          12073                       12252                       12278
                                                          13238                       13450                       13463
                                                          14445                       14732                       14632
                                                          14224                       14429                       14512
                                                          15621                       16153                       16199
                                                          17068                       17514                       17567
                                                          18687                       19431                       19369
                                                          19532                       20313                       20164
12/31/04                                                  20331                       21156                       21038

    -- MainStay VP Bond Portfolio          -- Lehman Brothers Aggregate Bond Index
    -- Merrill Lynch Corporate and
       Government Master Index

 SERVICE CLASS(1)                                                 AS OF 12/31/04
--------------------------------------------------------------------------------

                                     ONE    FIVE     TEN
TOTAL RETURNS                       YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                          3.83%   7.14%   7.08%

                                            (After Portfolio operating expenses)

                                                                             MERRILL LYNCH CORPORATE
                                                    MAINSTAY VP BOND          AND GOVERNMENT MASTER          LEHMAN BROTHERS
                                                        PORTFOLIO                     INDEX               AGGREGATE BOND INDEX
                                                    ----------------         -----------------------      --------------------
12/31/94                                                  10000                       10000                       10000
                                                          11800                       11898                       11847
                                                          12010                       12252                       12278
                                                          13135                       13450                       13463
                                                          14296                       14732                       14632
                                                          14041                       14429                       14512
                                                          15381                       16153                       16199
                                                          16765                       17514                       17567
                                                          18309                       19431                       19369
                                                          19090                       20313                       20164
12/31/04                                                  19822                       21156                       21038

    -- MainStay VP Bond Portfolio          -- Lehman Brothers Aggregate Bond Index
    -- Merrill Lynch Corporate and
       Government Master Index

                                                               ONE    FIVE    TEN
BENCHMARKS                                                     YEAR   YEARS  YEARS

Lehman Brothers Aggregate Bond Index*                          4.34%  7.71%  7.72%
Merrill Lynch Corporate and Government Master Index*            4.15  7.95   7.78

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. Performance for the Service Class shares, first offered 6/4/03, includes the historical performance of the Initial Class shares from 1/1/95 through 6/3/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     27

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP BOND PORTFOLIO
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third data column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             7/1/04            12/31/04           PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS(1)                       $1,000.00         $1,041.20           $2.77           $1,022.30           $2.75
------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS(1)                       $1,000.00         $1,039.95           $4.05           $1,021.05           $4.01
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 184 (to reflect the one-half year period).
 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                                52.3
Corporate Bonds                                                                   34.6
Short-Term Investments                                                            15.0
Foreign Corporate Bonds                                                            5.3
Asset-Backed Securities                                                            3.1
Mortgage-Backed Security                                                           2.1
Liabilities in Excess of Cash and Other Assets                                   -12.4

See Portfolio of Investments on page 39 for specific holdings within these categories.

   TOP TEN HOLDINGS AS OF DECEMBER 31, 2004 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  Federal Home Loan Mortgage Corporation (Mortgage
     Pass-Through Security) 5.00%, due 2/15/35 TBA
 2.  Federal Home Loan Mortgage Corporation (Mortgage
     Pass-Through Security) 5.50%, due 2/15/34 TBA
 3.  United States Treasury Note 3.50%, due 12/15/09
 4.  Federal National Mortgage Association (Mortgage
     Pass-Through Security) 5.50%, due 9/1/33
 5.  Federal Home Loan Mortgage Corporation (Mortgage
     Pass-Through Security) 6.00%, due 8/1/34
 6.  United States Treasury Note 4.25%, due 11/15/14
 7.  Morgan Stanley Capital I Series 2004-HQ3 Class
     A4 4.80%, due 1/13/41
 8.  Federal Home Loan Bank 3.625%, due 11/14/08
 9.  Federal National Mortgage Association (Mortgage
     Pass-Through Securities) 6.00%, due 2/15/34 TBA
10.  Federal National Mortgage Association (Mortgage
     Pass-Through Securities) 5.00%, due 1/1/18

 28   MainStay VP Series Fund, Inc.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Managers Donald F. Serek and Thomas Volpe, Jr., of New York Life Investment Management LLC.

MAINSTAY VP BOND PORTFOLIO

CAN YOU BRIEFLY DESCRIBE THE PORTFOLIO'S INVESTMENT APPROACH?

We seek to achieve strong, consistent investment results by following a well-defined, fundamental value-oriented approach. The core principles of our investment philosophy are: maintain a long-term focus, avoid macro forecasting bets, and diversify.

The Portfolio normally invests 80% of its assets in bonds, which include all types of debt securities. At least 65% of the Portfolio's total assets are rated Baa or better by Moody's(1) or BBB or better by Standard & Poor's at the time of purchase, or if unrated, are deemed by the manager to be of comparable quality. The Portfolio's investment process may include consideration of economic cycles, interest-rate trends, and fundamental and technical analysis.

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK IN 2004?

For the 12 months ended December 31, 2004, MainStay VP Bond Portfolio returned 4.09% for Initial Class shares and 3.83% for Service Class shares. Both share classes underperformed the 4.22% return of the average Lipper* Variable Products Corporate Debt A Rated Portfolio over the same period. Both share classes also underperformed the Lehman Brothers(R) Aggregate Bond Index,* the Portfolio's benchmark, which returned 4.34% for the 12 months ended December 31, 2004.

WHAT SIGNIFICANT FACTORS INFLUENCED THE BOND MARKETS IN 2004?

The bond markets were primarily affected by the changing economic outlook. Interest rates rose and declined several times during the year as the market's consensus outlook for growth changed. When the outlook for the economy was bullish, rates generally went up. When the outlook for the economy was bearish, rates generally went down. On June 30, 2004, the Federal Open Market Committee raised the targeted federal funds rate for the first time since 2000. By year-end, the Federal Open Market Committee had raised the targeted federal funds rate an additional four times, for a cumulative increase of 125 basis points. The targeted federal funds rate began 2004 at 1.00% and ended the year at 2.25%.

Corporate-bond yield spreads also closely tracked the economic outlook. When the outlook for the economy was more favorable, corporate-bond yield spreads contracted, which increased valuation. When the outlook was less favorable, corporate bond spreads widened, which lowered valuation.

WAS THE PORTFOLIO'S PERFORMANCE AFFECTED BY ITS DURATION POSITIONING DURING THE YEAR?

Not really. We maintained a relatively neutral duration strategy during the year. As a result, duration had minimal impact on the Portfolio's performance relative to that of its benchmark.

HOW DID YOU POSITION THE PORTFOLIO DURING 2004?

Relative to the Lehman Brothers(R) Aggregate Bond Index,* the Portfolio maintained a market weight in mortgage-backed securities, an underweighted position in U.S. government and agency securities, and an overweighted position in corporate bonds. The overweighted position in credit had a favorable impact on the Portfolio's returns, since corporate bond valuations increased relative to U.S. Treasuries during 2004.

WHAT IS YOUR STRATEGIC OUTLOOK GOING FORWARD?

The year ahead has the makings to be one of the more challenging periods for market-outlook assessment. Many market observers expect that the economy will slow modestly to a more sustainable range of 3% to 3.5% and that the Federal Open Market Committee will continue to reduce its accommodative monetary policy by raising the targeted federal funds rate. It is more difficult to say what will happen to corporate and mortgage-backed security

1. Bonds rated Baa by Moody's Investors Service are considered by Moody's to be medium-grade obligations (i.e., obligations that Moody's believes are neither highly protected nor poorly secured). It is Moody's opinion that interest payments and principal security appear adequate for the present, but that certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Moody's believes that such bonds lack outstanding investment characteristics and that they in fact have speculative characteristics as well. Debt rated BBB by Standard & Poor's is deemed by Standard & Poor's to exhibit adequate protection parameters. It is the opinion of Standard & Poor's, however, that adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation than would be the case for debt in higher-rated categories. When applied to Portfolio holdings, ratings are based solely on the creditworthiness of the bonds in the Portfolio and are not meant to represent the security or safety of the Portfolio.
* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     29
valuations. In 2004, credit spreads rallied to their tightest level since 1998--a fact that led many to question whether spreads could continue to tighten, particularly with the aggressive pricing of mortgage-backed securities.

We expect fundamentals, technicals, and event risk to continue to drive of spreads in 2005, as they did in 2004. In the absence of substantial merger-and-acquisition activity, we expect corporate new-issue supply to remain at the same level we saw in 2004 (or about 25% lower than 2003 on a year-over-year basis). This clearly bodes well for the strong supply/demand landscape in credit to continue into 2005. Although fundamental credit improvement is near its peak and idiosyncratic risk is omnipresent, we expect that the strength of technical demand for credit will keep credit spreads relatively tight over the near term. In such an environment, security selection is of paramount importance, particularly since the market is differentiating less among corporate issuers.

In the mortgage-backed securities market, we expect supply to remain light, even if the Treasury yield curve flattens. We believe that with the emergence of the hybrid ARM market, volatility is less likely to rise. This type of mortgage-backed security generally has a shorter duration and has a more predictable response to interest-rate changes than traditional mortgage-backed securities. As a result, the need for certain kinds of hedging is reduced. In the absence of an unanticipated significant increase in volatility, we expect mortgage-backed security spreads to remain near their levels at year-end 2004.

The opinions expressed are those of the Portfolio Managers as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 30   MainStay VP Series Fund, Inc.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                    AS OF 12/31/04
--------------------------------------------------------------------------------

                                     ONE    FIVE     TEN
TOTAL RETURNS(1)                    YEAR    YEARS   YEARS
---------------------------------------------------------
After Portfolio operating
  expenses                          0.85%   2.53%   3.84%
7-DAY CURRENT YIELD -- 1.72%

                                              After Portfolio operating expenses

                                                                MAINSTAY VP CASH MANAGEMENT          LIPPER MONEY MARKET FUND
                                                                         PORTFOLIO                            INDEX
                                                                ---------------------------          ------------------------
12/31/94                                                                   10000                              10000
                                                                           10559                              10553
                                                                           11083                              11082
                                                                           11664                              11651
                                                                           12269                              12246
                                                                           12862                              12826
                                                                           13641                              13588
                                                                           14165                              14105
                                                                           14357                              14291
                                                                           14452                              14380
12/31/04                                                                   14575                              14491

  -- MainStay VP Cash Management Portfolio    -- Lipper Money Market Fund Index

                                                               ONE   FIVE    TEN
BENCHMARK                                                     YEAR   YEARS  YEARS

Lipper Money Market Fund Index*                               0.78%  2.47%  3.78%

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. As of 12/31/04, MainStay VP Cash Management Portfolio had an effective 7-day yield of 1.73% and current yield of 1.72%. These yields reflect certain expense limitations. Had these expense limitations not been in effect, the effective 7-day yield and the current 7-day yield would have been 1.73% and 1.72% respectively. These expense limitations are voluntary and may be terminated or revised at any time. The current yield is more reflective of the Portfolio's earnings than the total return.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     31

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP CASH MANAGEMENT PORTFOLIO
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third data column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             7/1/04            12/31/04           PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS(1)                       $1,000.00         $1,005.65           $2.77           $1,022.25           $2.80
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 184 (to reflect the one-half year period).

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004

(PORTFOLIO COMPOSITION PIE CHART)

U.S. Government & Federal Agencies                                               57.3
Commercial Paper                                                                 44.0
Medium-Term Notes                                                                 7.3
Corporate Bond                                                                    1.3
Bank Note                                                                         1.1
Liabilities in Excess of Cash and Other Assets                                  -11.0

See Portfolio of Investments on page 48 for specific holdings within these categories.

 32   MainStay VP Series Fund, Inc.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Manager Claude Athaide, Ph.D., CFA, of MacKay Shields LLC.

MAINSTAY VP CASH MANAGEMENT PORTFOLIO

CAN YOU BRIEFLY DESCRIBE MAINSTAY VP CASH MANAGEMENT PORTFOLIO'S INVESTMENT APPROACH?

The Portfolio invests in short-term dollar-denominated securities that mature in 397 days or less. The weighted average Portfolio maturity will not exceed 90 days. The Portfolio may invest in U.S. government securities; bank and bank holding company obligations, such as CDs and bankers' acceptances; commercial paper; and dollar-denominated loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks and foreign banks, such as negotiable CDs, also known as Eurodollars. These securities may be variable-rate notes, floating-rate notes, mortgage-related securities, or asset-backed securities. To help mitigate the risk of loss, all securities purchased by the Portfolio must meet the requirements of Rule 2a-7 under the Investment Company Act of 1940.

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK IN 2004?

For the seven-day period ended December 31, 2004, MainStay VP Cash Management Portfolio Initial Class shares provided a current yield of 1.72% and an effective yield of 1.73%. For the 12 months ended December 31, 2004, the Portfolio returned 0.85%. The Portfolio outperformed the 0.83% return of the average Lipper* Variable Products Money Market Portfolio for the 12-month period. The Portfolio also outperformed the 0.78% return of the Lipper Money Market Fund Index,* the Portfolio's benchmark, for the 12 months ended December 31, 2004.

WHAT MAJOR FACTORS AFFECTED THE MONEY MARKET DURING 2004?

Real gross domestic product grew at a 3.7% rate during 2004. The first two years of the recovery from the 2001 recession were characterized by lackluster employment gains. For the three months that began in March 2004, U.S. payrolls expanded strongly, adding almost 900,000 jobs. Employment growth moderated during the next few months before picking up in the fall. In all, payrolls increased by more than 2.3 million in 2004.

In the spring of 2004, markets were surprised by higher-than-expected data for the Consumer Price Index, or CPI. Strong employment and inflation data in the spring helped send interest rates sharply higher. The yield on the two-year Treasury note rose from 1.46% in late March to 2.93% in June 2004. When job creation slowed during the summer and inflation statistics remained benign, yields declined.

In June 2004, the Federal Open Market Committee raised the targeted federal funds from 1.00% to 1.25%. This was the first increase in the targeted federal funds rate since May 2000. The Federal Open Market Committee continued to raise the targeted federal funds rate in 25-basis-point increments four more times during the second half of 2004.

Because the Federal Reserve gave no indication that it would pause--even temporarily--in raising the targeted federal funds rate, yields on short-term instruments kept rising. The yield on the two-year Treasury note increased 50 basis points during the last two months of the year to 3.07%. On December 31, 2004, the yield on the three-month Treasury bill was 2.23%, while three-month LIBOR was 2.56%.

HOW WAS THE PORTFOLIO POSITIONED DURING 2004?

The Portfolio invested in securities issued by the U.S. Treasury and government-sponsored agencies, and securities rated Tier 1 that are issued by finance, insurance, brokerage, and industrial companies, as well as banks and bank holding companies. Tier 1 securities are securities in the highest rating category of major rating agencies.

The Portfolio's duration was longer than that of the average peer portfolio during 2004. In the second half of the year, however, this stance had a negative impact on performance because securities in the Portfolio were reinvested into higher-yielding instruments at a slower rate than securities in portfolios with shorter durations.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO IN 2005?

The minutes of the December 2004 Federal Open Market Committee meeting were released in early January. The minutes revealed that several members were worried that inflationary pressures were building up in the economy. Some members also felt that the current level of rates was generating excess liquidity, which would result in excessive risk taking. Members were uncertain about the size of the output gap, and they discussed the need to bring rates back to a "neutral level." The futures markets are pricing in more than 90 basis points of tightening during the first half of 2005.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     33

The hawkish tone of the minutes was not reflected in the Federal Open Market Committee's December press release, which claimed that the upside and downside risks to inflation were equal. We do not think that inflation is a problem. It took widespread discounting to lure shoppers into the stores during the holiday season. Domestic automakers are expected to offer additional incentives in the coming weeks to spur sales. Strong growth in consumer spending will be critically dependent on strong payroll growth. The personal savings rate has fallen to 0.4%, and there is no additional fiscal stimulus in the pipeline. We think that the Federal Reserve will ultimately raise rates by a smaller amount than the markets are assuming. Consequently, we have been purchasing securities maturing in May 2005 and later because we feel that the implied forward rates are attractive.

We will continuously monitor the economic data and our portfolio stance over the coming months. The Portfolio will continue to focus on high-quality, liquid investments as it seeks a level of income that is considered consistent with the preservation of capital and liquidity.

The opinions expressed are those of the Portfolio Manager as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.

Not all investment divisions are available under all policies.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 34   MainStay VP Series Fund, Inc.

MAINSTAY VP COMMON STOCK PORTFOLIO

INVESTMENT AND PERFORMANCE COMPARISON

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. DUE TO MARKET VOLATILITY, CURRENT PERFORMANCE MAY BE LESS OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT UPON REDEMPTION, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR CURRENT TO THE MOST RECENT MONTH-END PERFORMANCE INFORMATION, PLEASE CALL 1-800-598-2019.

 INITIAL CLASS                                                    AS OF 12/31/04
--------------------------------------------------------------------------------

                                     ONE      FIVE     TEN
TOTAL RETURNS                        YEAR    YEARS    YEARS
------------------------------------------------------------
After Portfolio operating
  expenses                          10.90%   -3.18%   11.05%

                                              After Portfolio operating expenses

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO              S&P 500 INDEX            RUSSELL 1000 INDEX
                                                   ------------------             -------------            ------------------
12/31/94                                                  10000                       10000                       10000
                                                          12916                       13758                       13777
                                                          16081                       16917                       16869
                                                          20381                       22561                       22411
                                                          25801                       29008                       28467
                                                          33533                       35112                       34420
                                                          32413                       31915                       31739
                                                          26875                       28122                       27788
                                                          20357                       21907                       21771
                                                          25725                       28190                       28279
12/31/04                                                  28529                       31258                       31504

    -- MainStay VP Common Stock Portfolio             -- Russell 1000 Index
    -- S&P 500 Index

 SERVICE CLASS(1)                                                 AS OF 12/31/04
--------------------------------------------------------------------------------

                                     ONE      FIVE     TEN
TOTAL RETURNS                        YEAR    YEARS    YEARS
------------------------------------------------------------
After Portfolio operating
  expenses                          10.62%   -3.42%   10.79%

                                              After Portfolio operating expenses

                                                   MAINSTAY VP COMMON
                                                     STOCK PORTFOLIO              S&P 500 INDEX            RUSSELL 1000 INDEX
                                                   ------------------             -------------            ------------------
12/31/94                                                  10000                       10000                       10000
                                                          12885                       13758                       13777
                                                          16007                       16917                       16869
                                                          20243                       22561                       22411
                                                          25565                       29008                       28467
                                                          33148                       35112                       34420
                                                          31967                       31915                       31739
                                                          26438                       28122                       27788
                                                          19976                       21907                       21771
                                                          25183                       28190                       28279
12/31/04                                                  27857                       31258                       31504

    -- MainStay VP Common Stock Portfolio             -- Russell 1000 Index
    -- S&P 500 Index

                                                               ONE     FIVE    TEN
BENCHMARKS                                                    YEAR    YEARS   YEARS
S&P 500(R) Index*                                             10.88%  -2.30%  12.07%
Russell 1000(R) Index*                                        11.40   -1.76   12.16

PERFORMANCE TABLES AND GRAPHS DO NOT REFLECT ANY DEDUCTION OF SALES CHARGES, MORTALITY AND EXPENSE CHARGES, CONTRACT CHARGES, OR ADMINISTRATIVE CHARGES. RETURNS REFLECTIVE OF THESE CHARGES ARE PROVIDED IN THE BEGINNING OF THIS BOOK. PLEASE REFER TO THE PERFORMANCE SUMMARY APPROPRIATE FOR YOUR POLICY.

1. Performance for the Service Class shares, first offered 6/5/03, includes the historical performance of the Initial Class shares from 1/1/95 through 6/4/03, adjusted to reflect the fees and expenses for Service Class shares.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     35

 COST IN DOLLARS OF A $1,000 INVESTMENT IN MAINSTAY VP COMMON STOCK PORTFOLIO
--------------------------------------------------------------------------------

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the third data column of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different portfolios. In addition, if these transactional costs had been included, your costs would have been higher.

                                                                                           ENDING ACCOUNT
                                                       ENDING ACCOUNT                          VALUE
                                                        VALUE (BASED                         (BASED ON
                                       BEGINNING         ON ACTUAL          EXPENSES        HYPOTHETICAL        EXPENSES
                                        ACCOUNT         RETURNS AND           PAID           5% RETURN            PAID
                                         VALUE           EXPENSES)           DURING          AND ACTUAL          DURING
SHARE CLASS                             7/1/04            12/31/04           PERIOD          EXPENSES)           PERIOD
------------------------------------------------------------------------------------------------------------------------

INITIAL CLASS(1)                       $1,000.00         $1,078.35           $2.77           $1,022.35           $2.69
------------------------------------------------------------------------------------------------------------------------

SERVICE CLASS(1)                       $1,000.00         $1,077.10           $4.07           $1,021.10           $3.96
------------------------------------------------------------------------------------------------------------------------

1. Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, divided by 366, multiplied by 184 (to reflect the one-half year period).

 PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2004

(PORTFOLIO COMPOSITION PIE CHART)

Common Stocks                                                                    99.3
Investment Company                                                                0.5
Cash and Other Assets (less liabilities)                                          0.2
Warrants                                                                          0.0*

See Portfolio of Investments on page 55 for specific holdings within these categories.

* Less than one-tenth of one percent.

   TOP TEN HOLDINGS AS OF DECEMBER 31, 2004 (EXCLUDING SHORT-TERM INVESTMENTS)

 1.  General Electric Co.
 2.  ExxonMobil Corp.
 3.  International Business Machines Corp.
 4.  American International Group, Inc.
 5.  Microsoft Corp.
 6.  Pfizer, Inc.
 7.  Johnson & Johnson
 8.  Verizon Communications, Inc.
 9.  Citigroup, Inc.
10.  Cisco Systems, Inc.

 36   MainStay VP Series Fund, Inc.

PORTFOLIO MANAGEMENT DISCUSSION AND ANALYSIS

Questions answered by Portfolio Manager Harvey Fram of New York Life Investment Management LLC

MAINSTAY VP COMMON STOCK PORTFOLIO

CAN YOU BRIEFLY DESCRIBE THE PORTFOLIO'S INVESTMENT APPROACH?

The Portfolio normally invests at least 80% of its assets in common stocks. The Portfolio's management process is based on a bottom-up, quantitative model. We seek to identify large-cap companies that have a high probability of outperforming the S&P 500(R) Index* over the following six to 12 months. The Portfolio is managed with a large-cap core orientation and is benchmarked to the S&P 500(R) Index.*
On March 1, 2004, Harvey Fram became the Portfolio Manager, replacing James Agostisi and Patricia S. Rossi. At that time, the Portfolio's investment process changed and the number of stocks held in the Portfolio increased substantially. Effective May 1, 2004, the Portfolio (formerly MainStay VP Growth Equity Portfolio) was renamed MainStay VP Common Stock Portfolio. The new name better reflects the Portfolio's core orientation, which includes both growth and value equities. The Portfolio's investment objective did not change.

HOW DID THE PORTFOLIO PERFORM RELATIVE TO ITS PEERS AND ITS BENCHMARK IN 2004?

During the 12 months ended December 31, 2004, MainStay VP Common Stock Portfolio returned 10.90% for Initial Class shares and 10.62% for Service Class shares. The Portfolio outperformed the 8.59% return of the average Lipper* Variable Products Large-Cap Core Portfolio over the same period. Initial Class shares outperformed and Service Class shares underperformed the 10.88% return of the S&P 500(R) Index,* the Portfolio's benchmark, for the 12 months ended December 31, 2004.

For the two months prior to the management change, the Portfolio underperformed the S&P 500(R) Index.* During the ten-month period between March and December, the Portfolio outperformed its benchmark.

WHAT MAJOR FACTORS AFFECTED THE STOCK MARKET IN 2004?


The dominant themes that influenced the market were the war in Iraq, the November election, the declining value of the U.S. dollar, job growth, and rising oil prices. The Federal Open Market Committee raised the targeted federal funds rate from a low 1.00% to 2.25% over the course of the year, but this measured tightening of monetary policy did not seem to adversely affect the stock market. Indeed, fourth quarter returns were the highest of the year.

HOW DID THESE MARKET EVENTS AFFECT THE PORTFOLIO?

During the year, the energy sector made the single largest contribution to the Portfolio's excess returns. This strong performance resulted from the high price of oil, the Portfolio's overweighted position in the sector, and the fact that energy stocks generally outperformed the Portfolio's benchmark.
The utilities and health care sectors were other large contributors to the Portfolio's strong performance. While the utilities sector provided strong absolute performance, health care stocks provided comparatively low returns. Fortunately, an underweighted position in the health care sector helped the Portfolio's relative performance. Many drug companies were hurt late in the year after Merck recalled its popular Vioxx product. Pfizer also suffered greatly as attention was placed on the safety of their drug Celebrex.
Materials and telecommunication services both showed strong performance, and both were overweighted in the Portfolio. On the negative side, eBay took the largest toll on relative performance, since eBay had outstanding results but was underweighted in the Portfolio. Pfizer and Merck were the next-biggest negative contributors, even though the health care sector as a whole contributed positively to the Portfolio.

WERE THERE ANY MAJOR MANAGEMENT DECISIONS DURING 2004?

MainStay VP Common Stock Portfolio is run using a quantitative model. There were no changes to the model from March to December. The Portfolio was positioned fairly neutrally during the period, with a projected beta very close to one. The Portfolio was most heavily overweighted in the financials, telecommunication services, and energy sectors during the

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

                                                    www.mainstayfunds.com     37
ten-month period. As the year progressed, the Portfolio increased its overweighted position in energy stocks to take advantage of strong cash-flow and earnings prospects. The Portfolio has added insurance stocks at the expense of other financial stocks as the cash flow of insurance companies has improved.

WHICH HOLDINGS WERE THE STRONGEST POSITIVE CONTRIBUTORS TO THE PORTFOLIO'S PERFORMANCE IN 2004?

The stocks that made the strongest positive contributions to the Portfolio's performance in 2004 were TXU, Coca-Cola, Sprint, Eli Lilly, and Cardinal Health. In some cases, stocks provided negative performance but were underweighted in the Portfolio and therefore made the net contribution to return positive.

WHICH HOLDINGS WERE THE WEAKEST CONTRIBUTORS?

The five stocks whose contributions detracted the most from the Portfolio's performance in 2004 were eBay, Pfizer, Merck, Altria Group, and Texas Instruments. In some cases, stocks provided positive performance but were underweighted in the Portfolio and therefore made the net contribution to return negative.

DID THE PORTFOLIO MAKE ANY SIGNIFICANT PURCHASES OR SALES IN 2004?


During 2004, the Portfolio underwent a manager change. Portfolio holdings increased from approximately 100 stocks to approximately 550. The management style changed from traditional fundamental to quantitative, with a large emphasis on managing risk relative to the benchmark.
In 2004, the Portfolio's largest purchases were American International Group, Pfizer, ExxonMobil, Verizon Communications, and ChevronTexaco. The largest sales were 3M, Boston Scientific, Goldman Sachs Group, Dell, and Morgan Stanley.
The Portfolio uses a quantitative model whose primary inputs include price-to-cash-flow, earnings trends, earnings quality, and price trends. Security selection for the Portfolio is based on a combination of these factors. In some cases, stocks are included in the Portfolio for diversification and risk-control purposes, even if the stocks score poorly in the model.

HOW WAS THE PORTFOLIO POSITIONED RELATIVE TO THE S&P 500(R) INDEX AT YEAR-END 2004?

As of December 31, 2004, the Portfolio's most significantly underweighted positions relative to the S&P 500(R) Index* were in the consumer staples and consumer discretionary sectors. The Portfolio's most significantly overweighted positions were in financials and telecommunication services.

WHAT IS YOUR OUTLOOK FOR THE PORTFOLIO?

President Bush has suggested that he will address a number of issues during his second term. His stance on social security reform, health care, energy, defense, budget deficits, tax reform, and deregulation could affect the markets in a number of ways. In 2005, the markets will also have to respond to changing oil prices and employment trends. Security selection will continue to be based on the Portfolio's quantitative model, whatever the markets or the economy may bring.

The opinions expressed are those of the Portfolio Manager as of the date of this report and are subject to change. There is no guarantee that any forecasts will come to pass. This material does not constitute investment advice and is not intended as an endorsement of any specific investment.

The Portfolio may invest in derivatives, which may increase the volatility of the Portfolio's net asset value and may result in a loss to the Portfolio.

The Investment and Performance Comparison and the Portfolio Management Discussion and Analysis for this Portfolio have not been audited.

1. Performance percentages reflect total returns of the indicated securities for the 12 months ended December 31, 2004, or the period the securities were held in the Fund, if shorter. Purchases and sales within the Portfolio may cause the performance of Portfolio holdings to differ from that of the securities themselves.

* Please refer to pages 25 and 26 for additional explanations and disclosure regarding the Portfolios, their benchmark indices, and other indices, averages, and service providers mentioned in the reports.

 38   MainStay VP Series Fund, Inc.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
LONG-TERM BONDS (97.4%)+
ASSET-BACKED SECURITIES (3.1%)
------------------------------------------------------------------------------
CONSUMER FINANCE (2.1%)
American Express Master Trust
  Series 2002-2 Class A
  2.15%, due 5/15/06 (d)                            $ 5,000,000   $  5,001,606
MBNA Credit Card Master
  Note Trust
  Series 2003-A2 Class A2
  2.45%, due 8/15/08 (d)                              5,000,000      5,003,003
                                                                  ------------
                                                                    10,004,609
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
Bank One Issuance Trust
  Series 2003-A2 Class A2
  2.45%, due 10/15/08 (d)                             5,000,000      5,002,814
                                                                  ------------
Total Asset-Backed Securities
  (Cost $15,007,938)                                                15,007,423
                                                                  ------------

CORPORATE BONDS (34.6%)
------------------------------------------------------------------------------
AEROSPACE & DEFENSE (0.2%)
Raytheon Co.
  6.50%, due 7/15/05                                    809,000        823,452
                                                                  ------------
AUTOMOBILES (1.4%)
DaimlerChrysler North America Holdings, Inc.
  8.00%, due 6/15/10                                  1,000,000      1,155,805
Ford Motor Co.
  7.45%, due 7/16/31                                  1,500,000      1,508,607
General Motors Corp.
  7.125%, due 7/15/13                                 2,000,000      2,046,664
  8.375%, due 7/15/33                                 2,000,000      2,072,166
                                                                  ------------
                                                                     6,783,242
                                                                  ------------
BEVERAGES (0.3%)
Coca-Cola Enterprises, Inc.
  8.50%, due 2/1/22                                   1,000,000      1,333,365
                                                                  ------------
CAPITAL MARKETS (2.2%)
Goldman Sachs Group, Inc. (The)
  5.70%, due 9/1/12                                   4,000,000      4,240,076
J.P. Morgan Chase & Co.
  3.50%, due 3/15/09                                  2,000,000      1,959,542
  6.625%, due 3/15/12                                 2,000,000      2,238,634
Morgan Stanley Dean Witter & Co.
  6.75%, due 4/15/11                                  2,000,000      2,243,276
                                                                  ------------
                                                                    10,681,528
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
COMMERCIAL BANKS (2.8%)
Bank of America Corp.
  7.80%, due 2/15/10                                $ 2,000,000   $  2,325,800
Bank One Corp.
  4.125%, due 9/1/07                                  2,000,000      2,032,006
First Chicago NBD Corp.
  6.125%, due 2/15/06                                 1,750,000      1,800,836
Fleet National Bank
  5.75%, due 1/15/09                                  5,000,000      5,314,655
National City Corp.
  3.20%, due 4/1/08                                   1,000,000        979,766
Wells Fargo & Co.
  6.375%, due 8/1/11                                  1,000,000      1,107,147
                                                                  ------------
                                                                    13,560,210
                                                                  ------------
CONSUMER FINANCE (1.6%)
American General Finance Corp.
  Series G
  5.375%, due 9/1/09                                  1,000,000      1,048,824
Capital One Bank
  Series BNKT
  4.25%, due 12/1/08                                  1,000,000      1,007,271
  8.25%, due 6/15/05                                  2,000,000      2,044,422
Ford Motor Credit Co.
  6.25%, due 2/16/06                                  1,000,000      1,017,344
Household Finance Corp.
  4.75%, due 7/15/13                                  2,500,000      2,480,620
                                                                  ------------
                                                                     7,598,481
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES (3.9%)
Associates Corp. of North America
  6.95%, due 11/1/18                                  3,000,000      3,472,860
Boeing Capital Corp.
  5.75%, due 2/15/07                                  3,000,000      3,133,113
CIT Group, Inc.
  7.75%, due 4/2/12                                   2,000,000      2,367,408
Mellon Funding Corp.
  6.40%, due 5/14/11                                  1,125,000      1,248,324
National Rural Utilities Cooperative Finance Corp.
  3.875%, due 2/15/08                                 2,000,000      2,007,974
NiSource Finance Corp.
  7.625%, due 11/15/05                                3,000,000      3,109,284
Principal Life Global Funding Inc.
  6.25%, due 2/15/12 (a)                              3,110,000      3,399,578
                                                                  ------------
                                                                    18,738,541
                                                                  ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (1.1%)
BellSouth Corp.
  5.20%, due 9/15/14                                  1,000,000      1,019,222
SBC Communications, Inc.
  6.45%, due 6/15/34                                  1,000,000      1,071,367

+ Percentages indicated are based on Portfolio net assets.
V Among the Portfolio's 10 largest holdings, excluding short-term investments.
  May be subject to change daily.

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    39

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
Sprint Capital Corp.
  7.125%, due 1/30/06                               $ 1,000,000   $  1,040,115
  8.375%, due 3/15/12                                 1,000,000      1,218,142
  8.75%, due 3/15/32                                    750,000        999,232
                                                                  ------------
                                                                     5,348,078
                                                                  ------------
ELECTRIC UTILITIES (4.5%)
Arizona Public Service Co.
  7.625%, due 8/1/05                                  3,000,000      3,077,982
Cleveland Electric Illuminating Co. (The)
  5.65%, due 12/15/13                                 1,000,000      1,037,112
Consumers Energy Co.
  Series J
  6.00%, due 2/15/14                                  3,000,000      3,224,712
DTE Energy Co.
  6.45%, due 6/1/06                                   1,000,000      1,041,000
FPL Group Capital, Inc.
  3.25%, due 4/11/06                                  2,000,000      2,001,068
Illinois Power Co.
  7.50%, due 6/15/09                                  1,500,000      1,691,807
Kansas Gas & Electric Co.
  6.20%, due 1/15/06                                  2,000,000      2,056,742
Pepco Holdings, Inc.
  3.75%, due 2/15/06                                  1,000,000      1,004,909
Potomac Edison Co.
  5.35%, due 11/15/14 (a)                             2,750,000      2,771,400
Progress Energy, Inc.
  6.125%, due 9/15/33                                 1,000,000      1,064,901
  6.50%, due 7/15/12                                  2,000,000      2,218,380
Public Service Co. of
  New Mexico
  4.40%, due 9/15/08                                    500,000        504,181
                                                                  ------------
                                                                    21,694,194
                                                                  ------------
ENERGY EQUIPMENT & SERVICES (0.5%)
Enbridge Energy Partners, L.P.
  6.30%, due 12/15/34                                 2,250,000      2,329,175
                                                                  ------------

FOOD & STAPLES RETAILING (2.6%)
Albertson's Inc. Series C
  6.625%, due 6/1/28                                  1,000,000      1,048,238
Delhaize America, Inc.
  7.375%, due 4/15/06                                 2,500,000      2,624,942
  9.00%, due 4/15/31                                  1,000,000      1,293,797
Kroger Co. (The)
  Series B
  7.70%, due 6/1/29                                   1,000,000      1,206,032
Safeway, Inc.
  5.625%, due 8/15/14                                 3,000,000      3,095,277
  6.50%, due 3/11/11                                  2,125,000      2,327,266

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FOOD & STAPLES RETAILING (CONTINUED)
SUPERVALU, Inc.
  7.50%, due 5/15/12                                $ 1,000,000   $  1,167,166
                                                                  ------------
                                                                    12,762,718
                                                                  ------------
FOOD PRODUCTS (0.4%)
Kellogg Co.
  Series B
  6.60%, due 4/1/11                                   2,000,000      2,240,448
                                                                  ------------

GAS UTILITIES (0.8%)
Atmos Energy Corp.
  5.95%, due 10/15/34                                 1,000,000      1,011,936
Kinder Morgan Energy
  Partners, L.P.
  5.125%, due 11/15/14                                2,750,000      2,744,533
                                                                  ------------
                                                                     3,756,469
                                                                  ------------
INSURANCE (0.4%)
ACE Ltd.
  6.00%, due 4/1/07                                   1,750,000      1,825,574
                                                                  ------------

MEDIA (3.2%)
Clear Channel Communications, Inc.
  5.50%, due 9/15/14                                  2,000,000      2,007,726
Cox Communications, Inc.
  6.875%, due 6/15/05                                 2,260,000      2,296,282
Time Warner, Inc.
  7.57%, due 2/1/24                                   2,500,000      2,940,883
  7.625%, due 4/15/31                                 3,000,000      3,629,283
Walt Disney Co. (The)
  Series B
  6.75%, due 3/30/06                                  2,000,000      2,083,830
  7.00%, due 3/1/32                                   2,130,000      2,496,760
                                                                  ------------
                                                                    15,454,764
                                                                  ------------
MULTILINE RETAIL (0.3%)
May Department Stores Co. (The)
  5.75%, due 7/15/14                                  1,500,000      1,541,522
                                                                  ------------

MULTI-UTILITIES & UNREGULATED POWER (0.3%)
Pacific Electric & Gas Co.
  6.05%, due 3/1/34                                   1,500,000      1,557,924
                                                                  ------------

OIL & GAS (0.6%)
Duke Energy Field Services Corp.
  7.50%, due 8/16/05                                  2,000,000      2,052,842
Enterprise Products Partners L.P.
  5.60%, due 10/15/14 (a)                             1,000,000      1,008,870
                                                                  ------------
                                                                     3,061,712
                                                                  ------------

 40   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
CORPORATE BONDS (CONTINUED)
------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.4%)
Weyerhaeuser Co.
  7.375%, due 3/15/32                               $ 1,500,000   $  1,778,769
                                                                  ------------

REAL ESTATE (3.7%)
Archstone-Smith Trust
  8.20%, due 7/3/05                                   3,305,000      3,385,381
Avalonbay Communities, Inc.
  6.625%, due 9/15/11                                 1,000,000      1,106,726
Camden Property Trust
  4.375%, due 1/15/10                                 3,585,000      3,573,549
Kimco Realty Corp.
  Series A
  6.73%, due 6/30/05                                  1,000,000      1,018,374
Regency Centers LP
  7.95%, due 1/15/11                                  2,250,000      2,599,139
Rouse Co. (The)
  3.625%, due 3/15/09                                 1,000,000        942,744
Summit Properties Partnership, LP
  7.04%, due 5/9/06                                   5,000,000      5,138,975
                                                                  ------------
                                                                    17,764,888
                                                                  ------------
ROAD & RAIL (1.6%)
CSX Corp.
  2.48%, due 8/3/06 (d)                               2,000,000      2,000,522
  5.50%, due 8/1/13                                   1,000,000      1,045,810
Norfolk Southern Corp.
  7.80%, due 5/15/27                                  2,000,000      2,505,082
  8.375%, due 5/15/05                                 2,000,000      2,038,586
                                                                  ------------
                                                                     7,590,000
                                                                  ------------
SPECIALTY RETAIL (0.4%)
Erac USA Finance Co.
  8.25%, due 5/1/05 (a)                               2,000,000      2,032,958
                                                                  ------------

THRIFTS & MORTGAGE FINANCE (1.4%)
Countrywide Financial Corp.
  4.00%, due 3/22/11                                  1,500,000      1,458,390
General Electric Capital Corp.
  6.00%, due 6/15/12                                  5,000,000      5,450,185
                                                                  ------------
                                                                     6,908,575
                                                                  ------------
Total Corporate Bonds (Cost $162,965,426)                          167,166,587
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
FOREIGN BONDS (5.3%)
------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.8%)
Deutsche Telekom International
  Finance BV
  9.25%, due 6/1/32                                 $ 1,000,000   $  1,423,086
Telecom Italia Capital
  6.00%, due 9/30/34 (a)                              2,375,000      2,321,931
                                                                  ------------
                                                                     3,745,017
                                                                  ------------
FOREIGN GOVERNMENTS (4.0%)
Province of British Columbia
  4.625%, due 10/3/06                                 5,000,000      5,118,530
Province of Manitoba
  2.75%, due 1/17/06                                  4,000,000      3,996,456
Province of Ontario
  5.50%, due 10/1/08                                  4,000,000      4,240,836
Province of Quebec
  5.00%, due 7/17/09                                  2,000,000      2,089,142
Republic of Italy
  2.50%, due 3/31/06                                  3,000,000      2,980,062
United Mexican States
  Series A
  6.75%, due 9/27/34                                  1,000,000        987,500
                                                                  ------------
                                                                    19,412,526
                                                                  ------------
REAL ESTATE (0.5%)
Westfield Capital Corp.
  5.125%, due 11/15/14 (a)                            2,625,000      2,612,387
                                                                  ------------
Total Foreign Bonds
  (Cost $25,210,294)                                                25,769,930
                                                                  ------------

MORTGAGE-BACKED SECURITY (2.1%)
------------------------------------------------------------------------------
COMMERCIAL MORTGAGE LOANS (COLLATERALIZED MORTGAGE OBLIGATIONS) (2.1%)
VMorgan Stanley Capital I
  Series 2004-HQ3 Class A4
  4.80%, due 1/13/41                                 10,000,000     10,023,206
                                                                  ------------
Total Mortgage-Backed Security (Cost $9,531,195)                    10,023,206
                                                                  ------------

U.S. GOVERNMENT & FEDERAL AGENCIES (52.3%)
------------------------------------------------------------------------------
FEDERAL HOME LOAN BANK (4.1%)
  2.625%, due 2/16/07                                 5,000,000      4,922,595
V  3.625%, due 11/14/08                              10,000,000      9,970,580
  3.75%, due 8/15/07                                  5,000,000      5,043,425
                                                                  ------------
                                                                    19,936,600
                                                                  ------------

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    41

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION
(MORTGAGE PASS-THROUGH SECURITIES) (18.6%)
  4.50%, due 6/1/18-7/1/19                          $15,934,304   $ 15,898,676
  5.00%, due 7/15/14-6/1/34                           5,707,268      5,867,491
  5.00%, due 1/15/19 TBA (b)                          2,000,000      2,030,000
V  5.00%, due 2/15/35 TBA (b)                        26,000,000     25,748,112
  5.50%, due 12/1/33                                    212,375        215,946
V  5.50%, due 2/15/34 TBA (b)                        17,000,000     17,223,125
  6.00%, due 1/1/33                                   5,281,782      5,463,694
V  6.00%, due 8/1/34                                 13,751,941     14,212,881
  6.50%, due 7/1/17                                     444,202        470,381
  7.00%, due 1/1/33                                   2,571,518      2,725,412
                                                                  ------------
                                                                    89,855,718
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (1.5%)
  4.25%, due 5/15/09                                  5,000,000      5,087,440
  5.25%, due 8/1/12                                   2,000,000      2,075,260
                                                                  ------------
                                                                     7,162,700
                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (15.0%)
  4.00%, due 1/15/20 TBA (b)                          3,000,000      2,927,814
  4.50%, due 5/1/18                                   6,122,469      6,116,765
V  5.00%, due 1/1/18                                  6,914,522      7,033,826
  5.00%, due 6/1/18-5/1/33                            8,297,441      8,433,006
  5.00%, due 2/15/34 TBA (b)                          3,000,000      2,968,125
  5.50%, due 5/1/16-5/1/33                            8,911,742      9,084,700
V  5.50%, due 9/1/33                                 15,319,656     15,566,015
  5.50%, due 2/15/35 TBA (b)                          6,000,000      6,075,000
  6.00%, due 2/1/14-9/1/32                            1,108,251      1,159,350
V  6.00%, due 2/15/34 TBA (b)                         8,000,000      8,252,496
  6.50%, due 11/1/09-7/1/31                           2,534,166      2,661,463
  7.00%, due 2/1/27-4/1/31                            1,446,031      1,537,024
  7.50%, due 7/1/28                                     350,011        375,604
                                                                  ------------
                                                                    72,191,188
                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
  (MORTGAGE PASS-THROUGH SECURITIES) (1.8%)
  5.50%, due 3/15/33-4/15/33                          3,923,517      4,011,035
  6.50%, due 4/15/32-6/15/32                          3,788,762      3,991,853
  7.00%, due 7/15/31                                    352,486        374,651
  9.00%, due 4/15/26                                    218,677        245,446
                                                                  ------------
                                                                     8,622,985
                                                                  ------------

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
UNITED STATES TREASURY BONDS (1.0%)
  5.375%, due 2/15/31                               $ 3,250,000   $  3,514,316
  6.25%, due 8/15/23                                  1,000,000      1,170,742
                                                                  ------------
                                                                     4,685,058
                                                                  ------------
UNITED STATES TREASURY NOTES (10.3%)
  2.25%, due 2/15/07                                  3,100,000      3,047,446
  2.875%, due 11/30/06                                4,000,000      3,987,500
  3.00%, due 11/15/07-2/15/08                         9,500,000      9,435,390
V  3.50%, due 12/15/09                               16,250,000     16,171,285
V  4.25%, due 11/15/14                               11,425,000     11,454,899
  5.00%, due 2/15/11                                  1,000,000      1,063,789
  5.75%, due 8/15/10                                  4,250,000      4,679,152
                                                                  ------------
                                                                    49,839,461
                                                                  ------------
Total U.S. Government &
  Federal Agencies
  (Cost $251,862,248)                                              252,293,710
                                                                  ------------
Total Long-Term Bonds
  (Cost $464,577,101)                                              470,260,856
                                                                  ------------

SHORT-TERM INVESTMENTS (15.0%) (C)
------------------------------------------------------------------------------
COMMERCIAL PAPER (12.8%)
Caterpillar Financial Services Corp.
  2.23%, due 1/27/05                                 10,000,000      9,983,891
Citigroup Global Markets Holdings, Inc.
  2.25%, due 1/6/05                                  10,000,000      9,996,871
First Data Corp.
  2.27%, due 1/3/05                                   5,000,000      4,999,369
Inter-American Development Bank
  2.23%, due 1/18/05                                 10,635,000     10,623,790
Morgan Stanley Dean Witter & Co.
  2.32%, due 1/5/05                                  10,000,000      9,997,419
NICOR, Inc.
  2.25%, due 1/13/05                                 10,000,000      9,992,499
Rabobank USA Financial Corp.
  2.17%, due 1/3/05                                   6,515,000      6,514,215
                                                                  ------------
Total Commercial Paper
  (Cost $62,108,054)                                                62,108,054
                                                                  ------------

 42   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL
                                                         AMOUNT          VALUE
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
FEDERAL AGENCY (2.2%)
Federal Home Loan Bank
  2.255%, due 1/12/05                               $10,500,000   $ 10,492,758
                                                                  ------------
Total Federal Agency
  (Cost $10,492,758)                                                10,492,758
                                                                  ------------
Total Short-Term Investments
  (Cost $72,600,812)                                                72,600,812
                                                                  ------------
Total Investments
  (Cost $537,177,913) (e)                                 112.4%   542,861,668(f)
Liabilities in Excess of
  Cash and Other Assets                                   (12.4)   (60,095,770)
                                                    -----------   ------------
Net Assets                                                100.0%  $482,765,898
                                                    ===========   ============

(a)  May be sold to institutional investors only.
(b) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date.
     The actual principal amount and the maturity will be determined upon settlement.
(c)  Segregated as collateral for TBA's.
(d) Floating rate. Rate shown is the rate in effect at December 31, 2004.
(e) The cost for federal income tax purposes is $537,222,915.
(f)  At December 31, 2004 net unrealized depreciation was
     $5,638,753, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $6,994,187 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,355,434.

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    43

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

ASSETS:
Investment in securities, at value
  (identified cost $537,177,913)                $542,861,668
Cash                                                   1,122
Receivables:
  Investment securities sold                      85,487,034
  Interest                                         4,260,304
  Fund shares sold                                 1,115,220
Other assets                                           1,354
                                                ------------
    Total assets                                 633,726,702
                                                ------------
LIABILITIES:
Payables:
  Investment securities purchased                150,627,552
  Adviser                                            101,708
  Administrator                                       81,366
  Shareholder communication                           68,617
  Fund shares redeemed                                14,532
  NYLIFE Distributors                                 12,684
Accrued expenses                                      54,345
                                                ------------
    Total liabilities                            150,960,804
                                                ------------
Net assets                                      $482,765,898
                                                ============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized
  Initial Class                                 $    316,349
  Service Class                                       46,447
Additional paid-in capital                       476,764,119
Accumulated undistributed net investment
  income                                                 230
Accumulated net realized loss on investments         (45,002)
Net unrealized appreciation on investments         5,683,755
                                                ------------
Net assets                                      $482,765,898
                                                ============
INITIAL CLASS
Net assets applicable to outstanding shares     $421,045,500
                                                ============
Shares of capital stock outstanding               31,634,871
                                                ============
Net asset value per share outstanding           $      13.31
                                                ============
SERVICE CLASS
Net assets applicable to outstanding shares     $ 61,720,398
                                                ============
Shares of capital stock outstanding                4,644,736
                                                ============
Net asset value per share outstanding           $      13.29
                                                ============

 44   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
INCOME:
  Interest                                       $18,969,582
  Dividends                                           17,006
                                                 -----------
    Total income                                  18,986,588
                                                 -----------
EXPENSES:
  Advisory                                         1,216,915
  Administration                                     973,532
  Shareholder communication                          216,474
  Distribution and service -- Service Class          103,087
  Professional                                        86,437
  Directors                                           34,399
  Custodian                                           26,116
  Portfolio pricing                                   21,480
  Miscellaneous                                       34,010
                                                 -----------
    Total expenses                                 2,712,450
                                                 -----------
Net investment income                             16,274,138
                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS:
Net realized gain on investments                   5,900,864
Net change in unrealized appreciation on
  investments                                     (2,941,022)
                                                 -----------
Net realized and unrealized gain on investments    2,959,842
                                                 -----------
Net increase in net assets resulting from
  operations                                     $19,233,980
                                                 ===========

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    45

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003

                                              2004           2003
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income                $ 16,274,138   $ 19,448,494
 Net realized gain on investments        5,900,864     13,627,665
 Net change in unrealized
  appreciation on investments           (2,941,022)   (10,541,500)
                                      ---------------------------
 Net increase in net assets
  resulting from operations             19,233,980     22,534,659
                                      ---------------------------

Dividends and distributions to
 shareholders:

 From net investment income:
   Initial Class                       (14,969,635)   (19,902,818)
   Service Class                        (2,089,723)      (768,712)

 From net realized gain on
  investments:
   Initial Class                        (4,501,523)   (11,892,619)
   Service Class                          (658,893)      (466,633)
                                      ---------------------------
 Total dividends and distributions
  to shareholders                      (22,219,774)   (33,030,782)
                                      ---------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                        15,267,534     77,278,859
   Service Class                        42,943,428     19,885,771

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends and distributions:
   Initial Class                        19,471,158     31,795,437
   Service Class                         2,748,616      1,235,344
                                      ---------------------------
                                        80,430,736    130,195,411

 Cost of shares redeemed:
   Initial Class                       (96,808,855)   (96,297,101)
   Service Class                        (2,505,761)      (506,395)
                                      ---------------------------
                                       (99,314,616)   (96,803,496)
                                      ---------------------------
    Increase (decrease) in net
     assets derived from capital
     share transactions                (18,883,880)    33,391,915
                                      ---------------------------
    Net increase (decrease) in net
     assets                            (21,869,674)    22,895,792

NET ASSETS:
Beginning of year                      504,635,572    481,739,780
                                      ---------------------------
End of year                           $482,765,898   $504,635,572
                                      ===========================
Accumulated undistributed net
 investment income at end of year     $        230   $         --
                                      ===========================

 46   MainStay VP Bond Portfolio    The notes to the financial statements are an
integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS SELECT PER SHARE DATA AND RATIOS

                                                     INITIAL CLASS                                SERVICE CLASS
                                --------------------------------------------------------   ---------------------------
                                                                                                            JUNE 4,
                                                                                                            2003(A)
                                                                                            YEAR ENDED      THROUGH
                                                YEAR ENDED DECEMBER 31,                    DECEMBER 31,   DECEMBER 31,
                                  2004       2003           2002       2001       2000         2004           2003
Net asset value at beginning
  of period                     $  13.41   $  13.73       $  13.11   $  12.59   $  12.24     $ 13.40        $ 14.33
                                --------   --------       --------   --------   --------     -------        -------
Net investment income               0.47       0.52(b)        0.60       0.65       0.85        0.46           0.28(b)
Net realized and unrealized
  gain (loss) on investments        0.08       0.10           0.64       0.52       0.35        0.05          (0.28)
                                --------   --------       --------   --------   --------     -------        -------
Total from investment
  operations                        0.55       0.62           1.24       1.17       1.20        0.51          (0.00)(c)
                                --------   --------       --------   --------   --------     -------        -------
Less dividends and
  distributions:
  From net investment income       (0.50)     (0.59)         (0.61)     (0.65)     (0.85)      (0.47)         (0.58)
  From net realized gain on
    investments                    (0.15)     (0.35)         (0.01)        --         --       (0.15)         (0.35)
                                --------   --------       --------   --------   --------     -------        -------
Total dividends and
  distributions                    (0.65)     (0.94)         (0.62)     (0.65)     (0.85)      (0.62)         (0.93)
                                --------   --------       --------   --------   --------     -------        -------
Net asset value at end of
  period                        $  13.31   $  13.41       $  13.73   $  13.11   $  12.59     $ 13.29        $ 13.40
                                ========   ========       ========   ========   ========     =======        =======
Total investment return             4.09%      4.52%          9.48%      9.27%      9.82%       3.83%          0.00%(d)(e)
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income           3.36%      3.75%          4.93%      5.66%      6.37%       3.11%          3.50%+(f)
    Expenses                        0.54%      0.54%          0.52%      0.52%      0.51%       0.79%          0.79%+
Portfolio turnover rate              335%       149%            76%        54%        58%        335%           149%
Net assets at end of period
  (in 000's)                    $421,046   $485,033       $481,740   $372,983   $257,573     $61,720        $19,603

(a)  Commencement of Operations.
(b)  Per Share data based on average shares outstanding during the period.
(c)  Less than one cent per share.
(d)  Total return is not annualized.
(e)  Less than one tenth of a percent.
(f)  Represents income earned for the year by the Initial Class shares less service fee of 0.25%.
+    Annualized.

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    47

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004

                                                      PRINCIPAL      AMORTIZED
                                                         AMOUNT           COST
SHORT-TERM INVESTMENTS (111.0%)+
------------------------------------------------------------------------------
BANK NOTE (1.1%)
Bank of America Corp.
  7.875%, due 5/16/05 (c)                           $ 3,515,000   $  3,588,492
                                                                  ------------

COMMERCIAL PAPER (44.0%)
Abbey National North America
  2.20%, due 1/3/05                                   5,000,000      4,999,389
ABN-AMRO North America Finance, Inc.
  1.91%, due 1/21/05                                  2,900,000      2,896,923
  2.32%, due 3/3/05                                   4,250,000      4,233,293
American Express Credit Corp.
  1.90%, due 1/3/05                                   7,000,000      6,999,261
ANZ (DE), Inc.
  2.07%, due 2/14/05                                  3,900,000      3,890,133
  2.43%, due 4/7/05                                   2,825,000      2,806,694
Barclays U.S. Funding Corp.
  2.10%, due 2/3/05                                   3,000,000      2,994,225
  2.35%, due 2/15/05                                  2,700,000      2,692,069
BellSouth Corp.
  2.05%, due 2/8/05 (a)                               3,425,000      3,417,589
BP Amoco Capital PLC
  2.50%, due 1/4/05                                   5,250,000      5,249,016
Dexia Delaware LLC
  2.18%, due 1/27/05                                  1,150,000      1,148,189
  2.37%, due 2/14/05                                  2,575,000      2,567,541
General Electric Capital Corp.
  2.01%, due 3/21/05                                  2,450,000      2,439,193
  2.04%, due 1/24/05                                  3,000,000      2,996,090
Harvard University
  1.85%, due 2/10/05                                  3,200,000      3,193,422
  2.10%, due 1/3/05                                   4,500,000      4,499,475
HBOS Treasury Services
  2.42%, due 3/18/05                                  2,575,000      2,561,845
ING U.S. Funding LLC
  2.44%, due 3/21/05                                  3,000,000      2,983,937
  2.45%, due 5/2/05                                     975,000        966,971
International Business Machines Corp.
  2.17%, due 1/27/05                                  1,225,000      1,223,080
KFW International Finance, Inc.
  1.98%, due 3/9/05 (a)                               2,825,000      2,814,590
  2.42%, due 5/11/05 (a)                              3,700,000      3,667,666
  2.58%, due 7/15/05 (a)                              3,225,000      3,179,931
Lloyds Bank PLC
  1.97%, due 3/17/05                                  3,000,000      2,987,625
  2.05%, due 3/10/05                                  3,000,000      2,988,383
Nestle Capital Corp.
  1.95%, due 1/18/05 (a)                              3,100,000      3,097,145
Pfizer, Inc.
  2.36%, due 4/4/05 (a)                               3,000,000      2,981,710

                                                      PRINCIPAL      AMORTIZED
                                                         AMOUNT           COST
COMMERCIAL PAPER (CONTINUED)
Prudential Funding LLC
  1.80%, due 2/4/05                                 $ 4,000,000   $  3,993,200
Rabobank USA Financial Corp.
  2.098%, due 4/12/05                                 3,000,000      2,982,241
  2.17%, due 1/3/05                                   9,000,000      8,998,915
  2.34%, due 3/18/05                                  1,950,000      1,940,366
Santander Hispano Finance Delaware Inc.
  2.10%, due 3/24/05                                  3,000,000      2,985,650
SBC Communications, Inc.
  2.06%, due 1/19/05 (a)                              4,000,000      3,995,880
Shell Finance (UK) PLC
  2.00%, due 1/28/05                                  4,000,000      3,994,000
Societe Generale N.A., Inc.
  2.00%, due 1/27/05                                  2,575,000      2,571,281
  2.61%, due 6/20/05                                  2,000,000      1,975,350
Svenska Handelsbanken AB
  1.97%, due 1/31/05                                  3,000,000      2,995,075
UBS Finance Delaware LLC
  2.20%, due 1/3/05                                   9,000,000      8,998,900
  2.345%, due 1/3/05                                  3,950,000      3,949,485
                                                                  ------------
                                                                   135,855,728
                                                                  ------------
CORPORATE BOND (1.3%)
Metropolitan Life Insurance Co.
  Series EXL
  2.4575%, due 4/28/08 (a)(b)(c)                      4,000,000      4,000,000
                                                                  ------------

MEDIUM-TERM NOTES (7.3%)
American Express Credit Corp.
  Series B
  2.3813%, due 3/5/08 (b)(c)                          4,000,000      4,000,000
  Series B
  2.43%, due 9/30/05 (b)(c)                           3,500,000      3,501,012
Bank One Corp.
  Series C
  2.30%, 7/25/05 (b)(c)                               3,000,000      3,004,225
Household Finance Corp.
  2.41%, due 8/18/05 (b)(c)                           4,000,000      4,003,225
J.P. Morgan Chase & Co.
  Series C
  2.61%, due 2/24/05 (b)(c)                           4,000,000      4,001,622
Morgan Stanley
  Series C
  2.5225%, due 8/15/05 (b)(c)                         4,000,000      4,003,700
                                                                  ------------
                                                                    22,513,784
                                                                  ------------

 + Percentages indicated are based on Portfolio net assets.

 48   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                      PRINCIPAL      AMORTIZED
                                                         AMOUNT           COST
SHORT-TERM INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------
w
U.S. GOVERNMENT & FEDERAL AGENCIES (57.3%)
Federal Home Loan Banks
  1.36%, due 4/1/05 (b)(c)                          $ 3,000,000   $  2,999,856
  1.60%, due 3/1/05 (b)(c)                            3,000,000      3,000,000
  1.91%, due 10/5/05 (b)(c)                           6,000,000      5,996,409
  4.63%, due 4/15/05 (c)                              3,000,000      3,020,883
Federal Home Loan Banks
  (Discount Notes)
  1.92%, due 1/7/05                                   2,250,000      2,249,280
  1.925%, due 3/11/05                                 4,100,000      4,084,873
  1.94%, due 3/18/05                                  3,500,000      3,485,665
  1.95%, due 1/14/05                                    900,000        899,366
  1.975%, due 1/21/04                                 3,940,000      3,935,677
  2.355%, due 3/11/05                                 3,000,000      2,986,459
Federal National Mortgage Association (Discount
  Notes)
  1.765%, due 1/12/05                                 3,100,000      3,098,328
  1.80%, due 1/7/05-2/2/05                            8,000,000      7,992,400
  1.82%, due 1/25/05                                  4,000,000      3,995,147
  1.87%, due 2/7/05                                   4,125,000      4,117,072
  1.98%, due 2/22/05                                  1,600,000      1,595,424
  2.00%, due 1/26/05                                  3,000,000      2,995,833
  2.03%, due 3/9/05                                   5,465,000      5,444,353
  2.12%, due 3/3/05                                   2,150,000      2,142,277
  2.24%, due 3/15/05                                  4,175,000      4,156,036
  2.33%, due 2/16/05                                  3,275,000      3,265,250
  2.46%, due 5/25/05                                  3,000,000      2,970,480
  2.48%, due 4/27/05                                  2,500,000      2,480,022
  2.54%, due 5/18/05-6/1/05                           6,100,000      6,038,962
  2.64%, due 6/22/05                                  3,650,000      3,603,961
Freddie Mac (Discount Notes)
  1.81%, due 1/11/05                                  1,300,000      1,299,343
  1.82%, due 1/11/05                                  3,000,000      2,998,492
  1.84%, due 1/10/05                                  2,800,000      2,798,712
  1.99%, due 2/14/05                                  3,000,000      2,992,703

                                                      PRINCIPAL      AMORTIZED
                                                         AMOUNT           COST
U.S. GOVERNMENT & FEDERAL AGENCIES (CONTINUED)
Freddie Mac (Discount Notes) (continued)
  2.00%, due 2/1/05-2/22/05                         $ 8,775,000   $  8,754,316
  2.02%, due 3/7/05                                   3,000,000      2,989,058
  2.05%, due 3/8/05-3/22/05                           6,225,000      6,199,033
  2.06%, due 3/14/05                                  2,575,000      2,564,391
  2.07%, due 3/29/05                                  2,870,000      2,855,643
  2.11%, due 3/22/05                                  4,100,000      4,080,776
  2.17%, due 4/5/05                                   1,500,000      1,491,501
  2.27%, due 3/28/05                                  2,550,000      2,536,172
  2.33%, due 2/23/05                                  4,100,000      4,085,936
  2.38%, due 4/5/05                                   3,925,000      3,900,608
  2.40%, due 4/14/05                                  2,474,000      2,457,012
  2.41%, due 5/3/05                                   2,600,000      2,578,765
  2.44%, due 5/9/05-5/10/05                          10,600,000     10,507,593
  2.475%, due 5/2/05                                  3,000,000      2,975,044
  2.505%, due 5/24/05                                 3,250,000      3,217,661
  2.63%, due 6/21/05                                  2,750,000      2,715,646
United States Treasury Notes
  1.50%, due 2/28/05 (c)                              8,400,000      8,395,732
  1.625%, due 3/31/05 (c)                             7,800,000      7,793,728
                                                                  ------------
                                                                   176,741,878
                                                                  ------------
Total Short-Term Investments
  (Amortized Cost $342,699,882) (d)                       111.0%   342,699,882
Liabilities in Excess of
  Cash and Other Assets                                   (11.0)  (34,040,326)
                                                    -----------   ------------
Net Assets                                                100.0%  $308,659,556
                                                    ===========   ============

(a)  May be sold to institutional investors only.
(b) Floating rate. Rate shown is the rate in effect at December 31, 2004.
(c)  Coupon interest bearing security.
(d) The cost stated also represents the aggregate cost for federal income tax purposes.

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    49

The table below sets forth the diversification of the Cash Management Portfolio investments by industry.

                                                     AMORTIZED
                                                        COST       PERCENT+
INDUSTRY
Banks#                                              $ 81,981,710       26.5%
Computer Systems                                       1,223,080        0.4
Consumer Financial Services                            4,003,225        1.3
Diversified Financial Services                         5,435,283        1.7
Education                                              7,692,897        2.5
Finance                                               18,503,972        6.0
Health Care -- Medical Products                        2,981,710        1.0
Insurance                                              7,993,200        2.6
Investment Bank/Brokerage                              4,001,623        1.3
Oil -- Integrated Domestic                             3,994,000        1.3
Special Purpose Finance                               20,733,835        6.7
Telecommunication Services                             3,995,880        1.3
Telephone                                              3,417,589        1.1
U.S. Government & Federal Agencies                   176,741,878       57.3
                                                    ------------   --------
Total Investments                                    342,699,882      111.0
Liabilities in Excess of Cash and Other Assets       (34,040,326)     (11.0)
                                                    ------------   --------
Net Assets                                          $308,659,556      100.0%
                                                    ============   ========

+    Percentages indicated are based on Portfolio net assets.
#    The Portfolio will invest more than 25% of the market
     value of its total assets in the securities of banks and
     bank holding companies, including certificates of deposit
     and bankers' acceptances.

 50   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

ASSETS:
Investment in securities, at value (amortized
  cost $342,699,882)                            $342,699,882
Cash                                                  30,856
Receivables:
  Interest                                           235,614
  Fund shares sold                                   224,056
Other assets                                             932
                                                ------------
    Total assets                                 343,191,340
                                                ------------
LIABILITIES:
Payables:
  Fund shares redeemed                            34,289,433
  Adviser                                             64,248
  Administrator                                       51,399
  Shareholder communication                           49,198
  Custodian                                            5,312
Accrued expenses                                      35,477
Dividend payable                                      36,717
                                                ------------
    Total liabilities                             34,531,784
                                                ------------
Net assets                                      $308,659,556
                                                ============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  700 million shares authorized                 $  3,086,666
Additional paid-in capital                       305,574,167
Accumulated net realized loss on investments          (1,277)
                                                ------------
Net assets applicable to outstanding shares     $308,659,556
                                                ============
Shares of capital stock outstanding              308,666,641
                                                ============
Net asset value per share outstanding           $       1.00
                                                ============

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    51

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
INCOME:
  Interest                                        $4,907,419
                                                  ----------
EXPENSES:
  Advisory                                           889,971
  Administration                                     711,976
  Shareholder communication                          198,976
  Professional                                        58,292
  Custodian                                           33,853
  Directors                                           25,587
  Portfolio pricing                                    2,576
  Miscellaneous                                       24,344
                                                  ----------
    Total expenses                                 1,945,575
  Reimbursement of advisory fee                         (399)
                                                  ----------
    Net expenses                                   1,945,176
                                                  ----------
Net investment income                              2,962,243
                                                  ----------

REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments                      (1,277)
                                                  ----------
Net increase in net assets resulting from
  operations                                      $2,960,966
                                                  ==========

 52   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003

                                             2004              2003
DECREASE IN NET ASSETS:
Operations:
 Net investment income              $   2,962,243   $     3,014,546
 Net realized gain (loss) on
  investments                              (1,277)            5,686
                                    -------------------------------
 Net increase in net assets
  resulting from operations             2,960,966         3,020,232
                                    -------------------------------

Dividends and distributions to
 shareholders:
 From net investment income            (2,962,243)       (3,014,546)
 From net realized gain on
  investments                              (4,788)          (27,721)
                                    -------------------------------
 Total dividends and distributions
  to shareholders                      (2,967,031)       (3,042,267)
                                    -------------------------------

Capital share transactions:
 Net proceeds from sale of shares     567,122,376       939,340,790

 Net asset value of shares issued
  to shareholders in reinvestment
  of dividends and distributions        2,967,031         3,042,267
                                    -------------------------------
                                      570,089,407       942,383,057
 Cost of shares redeemed             (621,398,239)   (1,100,734,862)
                                    -------------------------------

  Decrease in net assets derived
   from capital share transactions    (51,308,832)     (158,351,805)
                                    -------------------------------
  Net decrease in net assets          (51,314,897)     (158,373,840)

NET ASSETS:
Beginning of year                     359,974,453       518,348,293
                                    -------------------------------
End of year                         $ 308,659,556   $   359,974,453
                                    ===============================

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    53

FINANCIAL HIGHLIGHTS SELECT PER SHARE DATA AND RATIOS

                                                        YEAR ENDED DECEMBER 31,
                                    2004           2003           2002           2001           2000
Net asset value at beginning
  of year                         $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                  --------       --------       --------       --------       --------
Net investment income                 0.01           0.01           0.01           0.04           0.06
Net realized and unrealized
  gain on investments                 0.00(a)        0.00(a)        0.00(a)        0.00(a)          --
                                  --------       --------       --------       --------       --------
Total from investment
  operations                          0.01           0.01           0.01           0.04           0.06
                                  --------       --------       --------       --------       --------
Less dividends and
  distributions:
  From net investment income         (0.01)         (0.01)         (0.01)         (0.04)         (0.06)
  From net realized gain on
    investments                      (0.00)(a)      (0.00)(a)      (0.00)(a)      (0.00)(a)         --
                                  --------       --------       --------       --------       --------
Total dividends and
  distributions                      (0.01)         (0.01)         (0.01)         (0.04)         (0.06)
                                  --------       --------       --------       --------       --------
Net asset value at end of year    $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                  ========       ========       ========       ========       ========
Total investment return               0.85%          0.67%          1.36%          3.84%          6.06%
Ratios (to average net
  assets)/Supplemental Data:
    Net investment income             0.83%          0.67%          1.33%          3.57%          5.87%
    Expenses                          0.55%          0.55%          0.55%          0.54%          0.52%
Net assets at end of year (in
  000's)                          $308,660       $359,974       $518,348       $481,171       $305,915

(a)  Less than one cent per share.

 54   MainStay VP Cash Management Portfolio           The notes to the financial
statements are an integral part of, and should be read in conjunction with, the financial statements.

PORTFOLIO OF INVESTMENTS DECEMBER 31, 2004


                                                        SHARES             VALUE
COMMON STOCKS (99.3%)+
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE (2.2%)
Boeing Co. (The)                                       181,882      $  9,416,031
General Dynamics Corp.                                  20,340         2,127,564
Honeywell International, Inc.                           32,578         1,153,587
Lockheed Martin Corp.                                   15,705           872,413
Northrop Grumman Corp.                                  43,309         2,354,277
Precision Castparts Corp.                                9,264           608,460
Raytheon Co.                                           119,145         4,626,400
                                                                    ------------
                                                                      21,158,732
                                                                    ------------
AIR FREIGHT & LOGISTICS (0.6%)
C.H. Robinson Worldwide, Inc.                            1,786            99,159
CNF, Inc.                                                6,398           320,540
FedEx Corp.                                             25,070         2,469,144
J.B. Hunt Transport Services, Inc.                      10,142           454,869
Ryder System, Inc.                                      16,509           788,635
United Parcel Service, Inc. Class B                     20,086         1,716,549
                                                                    ------------
                                                                       5,848,896
                                                                    ------------
AIRLINES (0.0%) (B)
AirTran Holdings, Inc. (a)                              26,580           284,406
Alaska Air Group, Inc. (a)                               3,395           113,699
Delta Air Lines, Inc. (a)                                    1                 7
                                                                    ------------
                                                                         398,112
                                                                    ------------
AUTO COMPONENTS (0.4%)
BorgWarner, Inc.                                         9,539           516,728
Dana Corp.                                              29,919           518,496
Delphi Corp.                                            68,549           618,312
Goodyear Tire & Rubber Co. (The) (a)                     7,373           108,088
Johnson Controls, Inc.                                  22,030         1,397,583
Lear Corp.                                               2,944           179,614
Visteon Corp.                                           33,438           326,689
                                                                    ------------
                                                                       3,665,510
                                                                    ------------
AUTOMOBILES (1.0%)
Ford Motor Co.                                         473,164         6,927,121
General Motors Corp.                                    57,794         2,315,228
                                                                    ------------
                                                                       9,242,349
                                                                    ------------
BEVERAGES (1.1%)
Adolph Coors Co. Class B                                 9,605           726,810
Coca-Cola Co. (The)                                     63,828         2,657,160
Coca-Cola Enterprises, Inc.                            132,131         2,754,931
Constellation Brands, Inc. Class A (a)                   6,567           305,431
Pepsi Bottling Group, Inc. (The)                        78,809         2,130,995
PepsiAmericas, Inc.                                     23,732           504,068
PepsiCo, Inc.                                           27,095         1,414,359
                                                                    ------------
                                                                      10,493,754
                                                                    ------------
BIOTECHNOLOGY (1.6%)
Amgen, Inc. (a)                                        122,025         7,827,904


                                                        SHARES             VALUE
Biogen Idec, Inc. (a)                                   58,777      $  3,915,136
Cephalon, Inc. (a)                                       5,726           291,339
Chiron Corp. (a)                                        35,461         1,181,915
Gilead Sciences, Inc. (a)                               18,946           662,921
Millennium Pharmaceuticals, Inc. (a)                    94,626         1,146,867
Vertex Pharmaceuticals, Inc. (a)                         3,404            35,980
                                                                    ------------
                                                                      15,062,062
                                                                    ------------
BUILDING PRODUCTS (0.5%)
Masco Corp.                                            112,680         4,116,201
York International Corp.                                12,810           442,457
                                                                    ------------
                                                                       4,558,658
                                                                    ------------
CAPITAL MARKETS (1.9%)
A.G. Edwards, Inc.                                       5,862           253,297
Bank of New York Co., Inc. (The)                       201,273         6,726,544
Bear Stearns Cos., Inc. (The)                            4,366           446,685
E*TRADE Financial Corp. (a)                             95,625         1,429,594
Eaton Vance Corp.                                        2,795           145,759
Franklin Resources, Inc.                                21,236         1,479,087
Janus Capital Group, Inc.                               51,551           866,572
LaBranche & Co., Inc. (a)                                2,596            23,260
Legg Mason, Inc.                                        18,868         1,382,270
Merrill Lynch & Co., Inc.                               79,858         4,773,113
Raymond James Financial, Inc.                            6,458           200,069
SEI Investments Co.                                      4,350           182,396
T. Rowe Price Group, Inc.                                5,450           338,990
                                                                    ------------
                                                                      18,247,636
                                                                    ------------
CHEMICALS (1.7%)
Albemarle Corp.                                          1,770            68,517
Cabot Corp.                                              5,412           209,336
Crompton Corp.                                           7,162            84,512
Cytec Industries, Inc.                                   1,652            84,946
Dow Chemical Co. (The)                                 144,009         7,129,885
E.I. du Pont de Nemours & Co.                           66,961         3,284,437
Eastman Chemical Co.                                     9,527           549,994
Engelhard Corp.                                          5,519           169,268
Ferro Corp.                                             12,960           300,542
FMC Corp. (a)                                            6,316           305,063
Lyondell Chemical Co.                                   12,425           359,331
Monsanto Co.                                            33,006         1,833,483
PPG Industries, Inc.                                    20,225         1,378,536
Praxair, Inc.                                           14,013           618,674
                                                                    ------------
                                                                      16,376,524
                                                                    ------------
COMMERCIAL BANKS (5.4%)
Bank of America Corp.                                  284,342        13,361,231
BB&T Corp.                                             102,404         4,306,088
Comerica, Inc.                                           7,306           445,812
Fifth Third Bancorp                                     33,900         1,602,792
First Horizon National Corp.                            14,498           625,009

 + Percentages indicated are based on Portfolio net assets.
 V AMONG THE PORTFOLIO'S 10 LARGEST HOLDINGS, EXCLUDING SHORT-TERM INVESTMENTS.
   MAY BE SUBJECT TO CHANGE DAILY.

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    55


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
COMMERCIAL BANKS (CONTINUED)
[xFirst National Bankshares of Florida                 140,808      $  3,365,311
Hibernia Corp. Class A                                  33,600           991,536
Huntington Bancshares, Inc.                              9,576           237,293
National City Corp.                                    171,370         6,434,944
Regions Financial Corp.                                 18,149           645,923
SunTrust Banks, Inc.                                    55,308         4,086,155
TCF Financial Corp.                                     12,452           400,207
U.S. Bancorp                                           116,410         3,645,961
Unizan Financial Corp.                                  26,607           701,094
Wachovia Corp.                                           6,373           335,220
Wells Fargo & Co.                                      167,591        10,415,781
Wilmington Trust Corp.                                   2,865           103,570
                                                                    ------------
                                                                      51,703,927
                                                                    ------------
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Allied Waste Industries, Inc. (a)                       99,519           923,536
Apollo Group, Inc. Class A (a)                             419            33,817
Brink's Co. (The)                                       14,811           585,331
Career Education Corp. (a)                              29,138         1,165,520
Cendant Corp.                                          277,202         6,480,983
H&R Block, Inc.                                         11,289           553,161
Korn/Ferry International (a)                               792            16,434
Pitney Bowes, Inc.                                      20,156           932,820
Sotheby's Holdings, Inc. Class A (a)                     1,310            23,790
United Rentals, Inc. (a)                                19,896           376,034
Waste Management, Inc.                                  42,783         1,280,923
                                                                    ------------
                                                                      12,372,349
                                                                    ------------
COMMUNICATIONS EQUIPMENT (4.0%)
3Com Corp. (a)                                         117,352           489,358
ADTRAN, Inc.                                            23,620           452,087
Andrew Corp. (a)                                        48,149           656,271
VCisco Systems, Inc. (a)                               755,532        14,581,768
CommScope, Inc. (a)                                      6,816           128,822
Comverse Technology, Inc. (a)                              656            16,039
Corning, Inc. (a)                                       64,841           763,179
Harris Corp.                                            14,232           879,395
JDS Uniphase Corp. (a)                                 366,276         1,161,095
Lucent Technologies, Inc. (a)                          316,994         1,191,897
Motorola, Inc.                                         532,196         9,153,771
QUALCOMM, Inc.                                         195,205         8,276,692
Tellabs, Inc. (a)                                       30,027           257,932
                                                                    ------------
                                                                      38,008,306
                                                                    ------------
COMPUTERS & PERIPHERALS (3.9%)
Apple Computer, Inc. (a)                                66,861         4,305,848
Dell, Inc. (a)                                          53,790         2,266,711
Hewlett-Packard Co.                                    289,498         6,070,773
Imation Corp.                                           10,519           334,820


                                                        SHARES             VALUE
COMPUTERS & PERIPHERALS (CONTINUED)
VInternational Business Machines Corp.                 203,120      $ 20,023,570
Lexmark International, Inc. Class A (a)                    736            62,560
NCR Corp. (a)                                            8,156           564,640
Network Appliance, Inc. (a)                              2,665            88,531
Storage Technology Corp. (a)                            28,637           905,215
Sun Microsystems, Inc. (a)                             502,027         2,700,905
                                                                    ------------
                                                                      37,323,573
                                                                    ------------
CONSTRUCTION & ENGINEERING (0.0%) (B)
Granite Construction, Inc.                               1,742            46,337
Quanta Services, Inc. (a)                                5,020            40,160
                                                                    ------------
                                                                          86,497
                                                                    ------------
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.                          2,363           126,799
Vulcan Materials Co.                                    13,210           721,398
                                                                    ------------
                                                                         848,197
                                                                    ------------
CONSUMER FINANCE (1.2%)
American Express Co.                                    34,880         1,966,186
AmeriCredit Corp. (a)                                   14,923           364,867
Capital One Financial Corp.                             62,225         5,239,967
MBNA Corp.                                             107,357         3,026,394
Providian Financial Corp. (a)                           74,599         1,228,646
                                                                    ------------
                                                                      11,826,060
                                                                    ------------
CONTAINERS & PACKAGING (0.3%)
Ball Corp.                                              29,083         1,279,070
Longview Fibre Co.                                      11,063           200,683
Pactiv Corp. (a)                                        13,108           331,501
Sealed Air Corp. (a)                                    10,927           582,081
Sonoco Products Co.                                      4,364           129,393
Temple-Inland, Inc.                                      9,511           650,553
                                                                    ------------
                                                                       3,173,281
                                                                    ------------
DISTRIBUTORS (0.0%) (B)
Genuine Parts Co.                                        7,477           329,437
                                                                    ------------

DIVERSIFIED FINANCIAL SERVICES (2.6%)
CIT Group, Inc.                                          9,253           423,973
VCitigroup, Inc.                                       305,334        14,710,992
GATX Corp.                                              12,906           381,501
JPMorgan Chase & Co.                                   175,674         6,853,043
Principal Financial Group, Inc.                         54,185         2,218,334
                                                                    ------------
                                                                      24,587,843
                                                                    ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.2%)
ALLTEL Corp.                                            17,269         1,014,727
AT&T Corp.                                             205,419         3,915,286
BellSouth Corp.                                        121,103         3,365,452
CenturyTel, Inc.                                        23,692           840,355
Cincinnati Bell, Inc. (a)                               31,839           132,132
Citizens Communications Co.                             54,974           758,091

 56   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
Qwest Communications International, Inc. (a)           404,184      $  1,794,577
SBC Communications, Inc.                               403,682        10,402,885
Sprint Corp.                                            93,021         2,311,572
VVerizon Communications, Inc                           375,302        15,203,484
                                                                    ------------
                                                                      39,738,561
                                                                    ------------
ELECTRIC UTILITIES (2.3%)
Allegheny Energy, Inc. (a)                              34,192           673,924
Alliant Energy Corp.                                     4,885           139,711
American Electric Power Co., Inc.                       84,702         2,908,667
CenterPoint Energy, Inc.                                53,354           602,900
DPL, Inc.                                                5,224           131,175
DTE Energy Co.                                           7,425           320,240
Duquesne Light Holdings, Inc.                            9,964           187,821
Edison International                                    83,489         2,674,153
FirstEnergy Corp.                                       10,014           395,653
FPL Group, Inc.                                         16,195         1,210,576
Great Plains Energy, Inc.                                3,041            92,082
IDACORP, Inc.                                           10,035           306,770
Northeast Utilities                                     33,099           623,916
Pinnacle West Capital Corp.                             23,529         1,044,923
PNM Resources, Inc.                                     13,133           332,134
PPL Corp.                                               23,650         1,260,072
Progress Energy, Inc.                                   10,479           474,070
Public Service Enterprise Group, Inc.                  112,756         5,837,378
TXU Corp.                                               35,138         2,268,509
Xcel Energy, Inc.                                       51,221           932,222
                                                                    ------------
                                                                      22,416,896
                                                                    ------------
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.                                             1,456            51,936
Cooper Industries, Ltd. Class A                          4,042           274,411
Emerson Electric Co.                                    36,633         2,567,973
Hubbell, Inc. Class A                                    2,700           130,572
Hubbell, Inc. Class B                                    1,317            68,879
Power-One, Inc. (a)                                     25,701           229,253
Rockwell Automation, Inc.                               15,455           765,795
Thomas & Betts Corp. (a)                                15,236           468,507
                                                                    ------------
                                                                       4,557,326
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.9%)
Avnet, Inc. (a)                                         37,268           679,768
Jabil Circuit, Inc. (a)                                 46,422         1,187,475
KEMET Corp. (a)                                         26,758           239,484
Molex, Inc.                                             44,109         1,323,270
National Instruments Corp.                              24,479           667,053
PerkinElmer, Inc.                                       33,015           742,507
Plexus Corp. (a)                                        13,358           173,787
Sanmina-SCI Corp. (a)                                  140,602         1,190,899
Tech Data Corp. (a)                                      4,989           226,501


                                                        SHARES             VALUE
ELECTRONIC EQUIPMENT & INSTRUMENTS (CONTINUED)
Tektronix, Inc.                                          1,036      $     31,297
Thermo Electron Corp. (a)                               18,882           570,048
Varian, Inc. (a)                                         2,986           122,456
Vishay Intertechnology, Inc. (a)                        47,850           718,707
Waters Corp. (a)                                        10,405           486,850
                                                                    ------------
                                                                       8,360,102
                                                                    ------------
ENERGY EQUIPMENT & SERVICES (0.2%)
Grant Prideco, Inc. (a)                                  5,204           104,340
Halliburton Co.                                         37,931         1,488,412
Transocean, Inc. (a)                                     7,002           296,815
                                                                    ------------
                                                                       1,889,567
                                                                    ------------
FOOD & STAPLES RETAILING (2.9%)
Albertson's, Inc.                                       63,692         1,520,965
BJ's Wholesale Club, Inc. (a)                            9,034           263,160
Costco Wholesale Corp.                                  99,068         4,795,882
Kroger Co. (The) (a)                                   190,422         3,340,002
Ruddick Corp.                                            4,055            87,953
Safeway, Inc. (a)                                      114,760         2,265,362
SUPERVALU, Inc.                                         35,081         1,210,996
Wal-Mart Stores, Inc.                                  257,875        13,620,958
Whole Foods Market, Inc.                                 2,758           262,975
Winn-Dixie Stores, Inc.                                  6,422            29,220
                                                                    ------------
                                                                      27,397,473
                                                                    ------------
FOOD PRODUCTS (1.0%)
Archer-Daniels-Midland Co.                              53,463         1,192,759
ConAgra Foods, Inc.                                     21,419           630,790
Hershey Foods Corp.                                     10,668           592,501
J.M. Smucker Co. (The)                                  18,074           850,743
Kellogg Co.                                             18,247           814,911
Sara Lee Corp.                                         170,635         4,119,129
Sensient Technologies Corp.                                970            23,270
Tyson Foods, Inc. Class A                               91,148         1,677,123
                                                                    ------------
                                                                       9,901,226
                                                                    ------------
GAS UTILITIES (0.4%)
KeySpan Corp.                                           34,503         1,361,143
Nicor, Inc.                                             11,267           416,203
NiSource, Inc.                                          34,200           779,076
Peoples Energy Corp.                                     1,608            70,672
Sempra Energy                                           29,093         1,067,131
WGL Holdings, Inc.                                       4,189           129,189
                                                                    ------------
                                                                       3,823,414
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (1.0%)
Applera Corp. -- Applied Biosystems Group               30,843           644,927
Bausch & Lomb, Inc.                                      7,546           486,415
Baxter International, Inc.                               7,515           259,568
Becton, Dickinson & Co.                                 64,535         3,665,588
Biomet, Inc.                                             5,215           226,279
Boston Scientific Corp. (a)                             32,481         1,154,699

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    57


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES (CONTINUED)
C.R. Bard, Inc.                                          5,464      $    349,587
Cytyc Corp. (a)                                          4,660           128,476
DENTSPLY International, Inc.                            13,866           779,269
Edwards Lifesciences Corp. (a)                           1,220            50,337
Fisher Scientific International, Inc. (a)                4,153           259,064
Hillenbrand Industries, Inc.                            19,172         1,064,813
Millipore Corp. (a)                                      2,207           109,931
STERIS Corp. (a)                                        21,486           509,648
Varian Medical Systems, Inc. (a)                         5,803           250,922
                                                                    ------------
                                                                       9,939,523
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES (3.0%)
Aetna, Inc.                                             19,163         2,390,584
AmerisourceBergen Corp.                                 28,862         1,693,622
Apria Healthcare Group, Inc. (a)                         8,196           270,058
Cardinal Health, Inc.                                   92,132         5,357,476
Caremark Rx, Inc. (a)                                   73,873         2,912,813
CIGNA Corp.                                             17,156         1,399,415
Covance, Inc. (a)                                       10,825           419,469
Coventry Health Care, Inc. (a)                           7,802           414,130
First Health Group Corp. (a)                            11,947           223,528
HCA, Inc.                                               56,497         2,257,620
Humana, Inc. (a)                                         3,304            98,096
Laboratory Corp. of America Holdings (a)                 1,822            90,772
Lincare Holdings, Inc. (a)                               9,980           425,647
Manor Care, Inc.                                         7,490           265,371
McKesson Corp.                                         102,550         3,226,223
PacifiCare Health Systems, Inc. (a)                      5,504           311,086
Tenet Healthcare Corp. (a)                              79,645           874,502
Triad Hospitals, Inc. (a)                               19,663           731,660
UnitedHealth Group, Inc.                                47,608         4,190,932
Universal Health Services, Inc. Class B                  5,056           224,992
WellPoint, Inc. (a)                                      5,754           661,710
                                                                    ------------
                                                                      28,439,706
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE (2.0%)
Bob Evans Farms, Inc.                                   10,919           285,423
Brinker International, Inc. (a)                         11,845           415,404
Caesars Entertainment, Inc. (a)                         79,965         1,610,495
Carnival Corp.                                          19,713         1,136,060
CBRL Group, Inc.                                         4,264           178,449
Darden Restaurants, Inc.                                13,591           377,014
GTECH Holdings Corp.                                    10,299           267,259
Harrah's Entertainment, Inc.                             9,839           658,131
Hilton Hotels Corp.                                     17,553           399,155
International Game Technology                           34,409         1,182,982
Krispy Kreme Doughnuts, Inc. (a)                         2,588            32,609
Mandalay Resort Group                                   15,646         1,101,948


                                                        SHARES             VALUE
HOTELS, RESTAURANTS & LEISURE (CONTINUED)
Marriott International, Inc. Class A                     9,437      $    594,342
McDonald's Corp.                                       204,970         6,571,338
Ruby Tuesday, Inc.                                      20,085           523,817
Six Flags, Inc. (a)                                     16,268            87,359
Starbucks Corp. (a)                                     24,956         1,556,256
Starwood Hotels & Resorts Worldwide, Inc.               21,773         1,271,543
Yum! Brands, Inc.                                       17,568           828,858
                                                                    ------------
                                                                      19,078,442
                                                                    ------------
HOUSEHOLD DURABLES (0.8%)
American Greetings Corp. Class A                        17,686           448,340
Black & Decker Corp. (The)                              10,060           888,600
Blyth, Inc.                                             12,650           373,934
Furniture Brands International, Inc.                    16,840           421,842
Harman International Industries, Inc.                   14,266         1,811,782
Leggett & Platt, Inc.                                    8,188           232,785
Maytag Corp.                                            20,285           428,013
Newell Rubbermaid, Inc.                                 69,785         1,688,099
Snap-on, Inc.                                            2,580            88,649
Stanley Works (The)                                     10,642           521,352
Whirlpool Corp.                                         17,139         1,186,190
                                                                    ------------
                                                                       8,089,586
                                                                    ------------
HOUSEHOLD PRODUCTS (1.1%)
Energizer Holdings, Inc. (a)                            13,771           684,281
Kimberly-Clark Corp.                                    57,912         3,811,189
Procter & Gamble Co. (The)                             108,901         5,998,267
                                                                    ------------
                                                                      10,493,737
                                                                    ------------
INDUSTRIAL CONGLOMERATES (4.0%)
3M Co.                                                  10,259           841,956
VGeneral Electric Co                                   791,370        28,885,005
Textron, Inc.                                           35,650         2,630,970
Tyco International Ltd.                                160,175         5,724,655
                                                                    ------------
                                                                      38,082,586
                                                                    ------------
INSURANCE (7.7%)
ACE, Ltd.                                               73,342         3,135,371
AFLAC, Inc.                                            131,423         5,235,892
Allstate Corp. (The)                                    30,395         1,572,029
Ambac Financial Group, Inc.                              2,480           203,682
American Financial Group, Inc.                           6,406           200,572
VAmerican International Group, Inc.                    298,630        19,611,032
AmerUs Group Co.                                         8,404           380,701
Aon Corp.                                               54,487         1,300,060
Arthur J. Gallagher & Co.                                3,938           127,985
Chubb Corp. (The)                                       49,239         3,786,479
Cincinnati Financial Corp.                               7,468           330,534
Everest Re Group Ltd.                                   12,027         1,077,138
Fidelity National Financial, Inc.                        7,605           347,320
First American Corp.                                    11,564           406,359

 58   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
INSURANCE (CONTINUED)
Hartford Financial Services Group, Inc. (The)           57,003      $  3,950,878
HCC Insurance Holdings, Inc.                            16,839           557,708
Horace Mann Educators Corp.                              7,450           142,146
Lincoln National Corp.                                   7,641           356,682
Loews Corp.                                             33,264         2,338,459
Marsh & McLennan Cos., Inc.                             92,588         3,046,145
MetLife, Inc.                                          192,610         7,802,631
Ohio Casualty Corp. (a)                                 15,824           367,275
Old Republic International Corp.                         7,787           197,011
Progressive Corp. (The)                                 27,282         2,314,605
Protective Life Corp.                                   14,910           636,508
Prudential Financial, Inc.                              67,765         3,724,364
SAFECO Corp.                                            32,140         1,678,994
St. Paul Travelers Cos., Inc. (The)                    144,351         5,351,092
StanCorp Financial Group, Inc.                           2,493           205,673
UnumProvident Corp.                                     37,267           668,570
W. R. Berkley Corp.                                     14,455           681,842
XL Capital Ltd. Class A                                 23,679         1,838,674
                                                                    ------------
                                                                      73,574,411
                                                                    ------------
INTERNET & CATALOG RETAIL (0.1%)
eBay, Inc. (a)                                           5,607           651,982
                                                                    ------------

INTERNET SOFTWARE & SERVICES (0.0%) (B)
Retek, Inc. (a)                                         17,320           106,518
Yahoo!, Inc. (a)                                         6,746           254,189
                                                                    ------------
                                                                         360,707
                                                                    ------------
IT SERVICES (0.8%)
Acxiom Corp.                                            22,196           583,755
Alliance Data Systems Corp. (a)                          3,364           159,723
CheckFree Corp. (a)                                      3,550           135,184
Computer Sciences Corp. (a)                             15,765           888,673
CSG Systems International, Inc. (a)                      6,800           127,160
Electronic Data Systems Corp.                          116,187         2,683,920
First Data Corp.                                         9,479           403,236
Sabre Holdings Corp. Class A                            42,841           949,356
Titan Corp. (The) (a)                                   26,199           424,424
Unisys Corp. (a)                                       106,622         1,085,412
                                                                    ------------
                                                                       7,440,843
                                                                    ------------
LEISURE EQUIPMENT & PRODUCTS (0.4%)
Brunswick Corp.                                          8,054           398,673
Eastman Kodak Co.                                       64,786         2,089,348
Hasbro, Inc.                                            55,160         1,069,001
                                                                    ------------
                                                                       3,557,022
                                                                    ------------
MACHINERY (0.8%)
Crane Co.                                               18,264           526,734
Cummins, Inc.                                            5,561           465,956
Deere & Co.                                             10,700           796,080


                                                        SHARES             VALUE
MACHINERY (CONTINUED)
Eaton Corp.                                              8,853      $    640,603
Federal Signal Corp.                                    14,885           262,869
Flowserve Corp. (a)                                      3,426            94,352
Graco, Inc.                                             15,059           562,454
Harsco Corp.                                             2,655           147,990
Nordson Corp.                                            3,085           123,616
PACCAR, Inc.                                            17,047         1,371,943
Parker-Hannifin Corp.                                   15,334         1,161,397
Pentair, Inc.                                           10,595           461,518
SPX Corp.                                               23,723           950,343
Tecumseh Products Co. Class A                            4,763           227,671
                                                                    ------------
                                                                       7,793,526
                                                                    ------------
MARINE (0.0%) (B)
Alexander & Baldwin, Inc.                                1,789            75,889
                                                                    ------------

MEDIA (2.4%)
Catalina Marketing Corp.                                 4,378           129,720
Clear Channel Communications, Inc.                      34,922         1,169,538
Comcast Corp. Class A (a)                               32,651         1,086,625
Emmis Communications Corp. Class A (a)                  15,970           306,464
Entercom Communications Corp. (a)                       15,164           544,236
McGraw-Hill Cos., Inc. (The)                             7,374           675,016
Media General, Inc. Class A                              1,024            66,365
Reader's Digest Association, Inc. (The)                 17,024           236,804
Scholastic Corp. (a)                                       826            30,529
Time Warner, Inc. (a)                                  320,673         6,233,883
Tribune Co.                                             27,633         1,164,455
Univision Communications, Inc. Class A (a)              40,811         1,194,538
Viacom, Inc. Class B                                    53,092         1,932,018
Walt Disney Co. (The)                                  277,689         7,719,754
                                                                    ------------
                                                                      22,489,945
                                                                    ------------
METALS & MINING (0.6%)
Allegheny Technologies, Inc.                             4,150            89,931
Nucor Corp.                                             19,924         1,042,822
Peabody Energy Corp.                                    13,752         1,112,674
Phelps Dodge Corp.                                      19,942         1,972,663
Steel Dynamics, Inc.                                     2,086            79,018
United States Steel Corp.                               29,117         1,492,246
                                                                    ------------
                                                                       5,789,354
                                                                    ------------
MULTILINE RETAIL (1.6%)
Dillard's, Inc. Class A                                 10,464           281,168
Dollar Tree Stores, Inc. (a)                             4,853           139,184
Federated Department Stores, Inc.                       45,615         2,636,091
J.C. Penney Co., Inc. Holding Co.                       61,723         2,555,332
May Department Stores Co.                               25,347           745,202

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    59


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
MULTILINE RETAIL (CONTINUED)
Nordstrom, Inc.                                          4,866      $    227,388
Saks, Inc.                                              18,371           266,563
Sears, Roebuck & Co.                                    13,683           698,244
Target Corp.                                           147,298         7,649,185
                                                                    ------------
                                                                      15,198,357
                                                                    ------------
MULTI-UTILITIES & UNREGULATED POWER (1.0%)
AES Corp. (The) (a)                                     80,566         1,101,337
Calpine Corp. (a)                                      158,919           626,141
Duke Energy Corp.                                      200,942         5,089,861
Dynegy, Inc. Class A (a)                                40,231           185,867
El Paso Corp.                                           54,695           568,828
National Fuel Gas Co.                                    6,971           197,558
ONEOK, Inc.                                             17,629           501,016
Questar Corp.                                           10,893           555,108
Sierra Pacific Resources (a)                            30,226           317,373
Williams Cos., Inc. (The)                               47,245           769,621
                                                                    ------------
                                                                       9,912,710
                                                                    ------------
OFFICE ELECTRONICS (0.4%)
Xerox Corp. (a)                                        222,382         3,782,718
                                                                    ------------

OIL & GAS (7.8%)
Amerada Hess Corp.                                       7,848           646,518
Anadarko Petroleum Corp.                                42,704         2,767,646
Apache Corp.                                             8,147           411,994
Ashland, Inc.                                            9,209           537,621
Burlington Resources, Inc.                             100,991         4,393,108
ChevronTexaco Corp.                                    209,473        10,999,427
ConocoPhillips                                         104,364         9,061,926
Devon Energy Corp.                                     125,156         4,871,071
EOG Resources, Inc.                                     25,523         1,821,321
VExxonMobil Corp.                                      469,815        24,082,717
Forest Oil Corp. (a)                                     2,529            80,220
Kerr-McGee Corp.                                        33,197         1,918,455
Marathon Oil Corp.                                      69,742         2,622,997
Murphy Oil Corp.                                         3,894           313,272
Newfield Exploration Co. (a)                            15,791           932,459
Noble Energy, Inc.                                       4,977           306,882
Occidental Petroleum Corp.                              27,916         1,629,178
Overseas Shipholding Group, Inc.                         9,865           544,548
Plains Exploration & Production Co. (a)                  6,542           170,092
Sunoco, Inc.                                            19,160         1,565,564
Valero Energy Corp.                                     65,472         2,972,429
XTO Energy, Inc.                                        53,339         1,887,134
                                                                    ------------
                                                                      74,536,579
                                                                    ------------
PAPER & FOREST PRODUCTS (0.6%)
Georgia-Pacific Corp.                                   62,289         2,334,592
Louisiana-Pacific Corp.                                 28,206           754,228
MeadWestvaco Corp.                                      12,030           407,697


                                                        SHARES             VALUE
PAPER & FOREST PRODUCTS (CONTINUED)
Potlatch Corp.                                           6,741      $    340,960
Rayonier, Inc.                                           2,122           103,787
Weyerhaeuser Co.                                        28,019         1,883,437
                                                                    ------------
                                                                       5,824,701
                                                                    ------------
PERSONAL PRODUCTS (1.1%)
Avon Products, Inc.                                     81,914         3,170,072
Gillette Co. (The)                                     173,478         7,768,345
                                                                    ------------
                                                                      10,938,417
                                                                    ------------
PHARMACEUTICALS (5.6%)
IVAX Corp. (a)                                          73,997         1,170,632
VJohnson & Johnson                                     286,939        18,197,671
King Pharmaceuticals, Inc. (a)                          74,718           926,503
Lilly (Eli) & Co.                                        3,148           178,649
Merck & Co., Inc.                                      367,962        11,826,299
Mylan Laboratories, Inc.                                 7,464           131,964
Perrigo Co.                                             22,026           380,389
VPfizer, Inc                                           683,094        18,368,398
Sepracor, Inc. (a)                                      15,057           893,934
Wyeth                                                   31,718         1,350,870
                                                                    ------------
                                                                      53,425,309
                                                                    ------------
REAL ESTATE (0.2%)
Apartment Investment & Management Co. Class A            3,907           150,576
Equity Office Properties Trust                          17,013           495,419
Equity Residential                                      11,979           433,400
Simon Property Group, Inc.                               9,429           609,773
                                                                    ------------
                                                                       1,689,168
                                                                    ------------
ROAD & RAIL (0.6%)
Burlington Northern Santa Fe Corp.                      35,715         1,689,677
CSX Corp.                                                4,481           179,598
Norfolk Southern Corp.                                  49,170         1,779,462
Swift Transportation Co., Inc. (a)                      10,204           219,182
Union Pacific Corp.                                     22,207         1,493,421
Werner Enterprises, Inc.                                10,280           232,739
                                                                    ------------
                                                                       5,594,079
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.2%)
Advanced Micro Devices, Inc. (a)                       100,931         2,222,501
Altera Corp. (a)                                        31,898           660,289
Analog Devices, Inc.                                    32,293         1,192,257
Applied Materials, Inc. (a)                             68,609         1,173,214
Atmel Corp. (a)                                         91,929           360,362
Broadcom Corp. Class A (a)                              36,085         1,164,824
Cabot Microelectronics Corp. (a)                         3,207           128,440
Cree, Inc. (a)                                           6,170           247,294
Cypress Semiconductor Corp. (a)                         19,526           229,040
Freescale Semiconductor, Inc. Class B (a)               65,021         1,193,785
Integrated Circuit Systems, Inc. (a)                    21,740           454,801

 60   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.


                                                        SHARES             VALUE
COMMON STOCKS (CONTINUED)
--------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (CONTINUED)
Integrated Device Technology, Inc. (a)                  33,184      $    383,607
Intel Corp.                                            361,115         8,446,480
Intersil Corp. Class A                                  46,553           779,297
Lam Research Corp. (a)                                  22,063           637,841
Linear Technology Corp.                                  9,389           363,918
LSI Logic Corp. (a)                                    115,406           632,425
Maxim Integrated Products, Inc.                         28,102         1,191,244
Micrel, Inc. (a)                                        27,853           306,940
Micron Technology, Inc. (a)                             34,536           426,520
National Semiconductor Corp.                            15,782           283,287
Novellus Systems, Inc. (a)                              41,993         1,171,185
PMC-Sierra, Inc. (a)                                    53,792           605,160
RF Micro Devices, Inc. (a)                              57,947           396,357
Teradyne, Inc. (a)                                      58,876         1,005,013
Texas Instruments, Inc.                                165,815         4,082,365
TriQuint Semiconductor, Inc. (a)                        42,538           189,294
Xilinx, Inc.                                            39,408         1,168,447
                                                                    ------------
                                                                      31,096,187
                                                                    ------------
SOFTWARE (3.4%)
Adobe Systems, Inc.                                      8,935           560,582
Autodesk, Inc.                                          28,399         1,077,742
BMC Software, Inc. (a)                                  56,775         1,056,015
Citrix Systems, Inc. (a)                                29,324           719,318
Computer Associates International, Inc.                 50,216         1,559,709
Compuware Corp. (a)                                     33,633           217,605
Electronic Arts, Inc. (a)                               12,956           799,126
Intuit, Inc. (a)                                         7,981           351,244
Macromedia, Inc. (a)                                     9,350           290,972
Macrovision Corp. (a)                                    6,424           165,225
McAfee, Inc. (a)                                        13,402           387,720
VMicrosoft Corp                                        702,709        18,769,357
Parametric Technology Corp. (a)                         22,975           135,323
Reynolds & Reynolds Co. (The) Class A                   11,338           300,570
RSA Security, Inc. (a)                                   2,849            57,151
Siebel Systems, Inc. (a)                               117,547         1,234,244
Synopsys, Inc. (a)                                      47,206           926,182
Transaction Systems Architects, Inc. Class A (a)        11,821           234,647
VERITAS Software Corp. (a)                             115,175         3,288,246
                                                                    ------------
                                                                      32,130,978
                                                                    ------------
SPECIALTY RETAIL (1.8%)
Abercrombie & Fitch Co. Class A                         24,421         1,146,566
American Eagle Outfitters, Inc.                          7,544           355,322
AnnTaylor Stores Corp. (a)                              21,824           469,871
AutoZone, Inc. (a)                                      10,668           974,095
Barnes & Noble, Inc. (a)                                 7,226           233,183


                                                        SHARES             VALUE
SPECIALTY RETAIL (CONTINUED)
Borders Group, Inc.                                     13,198      $    335,229
Circuit City Stores, Inc.                               58,063           908,105
Claire's Stores, Inc.                                    4,278            90,907
Gap, Inc. (The)                                        154,003         3,252,543
Home Depot, Inc. (The)                                  88,528         3,783,687
Limited Brands, Inc.                                    57,692         1,328,070
Michaels Stores, Inc.                                   29,250           876,622
Office Depot, Inc. (a)                                  37,749           655,323
Pacific Sunwear of California, Inc. (a)                 22,960           511,090
Payless ShoeSource, Inc. (a)                            18,182           223,639
RadioShack Corp.                                         6,882           226,280
Rent-A-Center, Inc. (a)                                  6,348           168,222
Sherwin-Williams Co. (The)                              12,267           547,476
Toys "R" Us, Inc. (a)                                   55,544         1,136,986
                                                                    ------------
                                                                      17,223,216
                                                                    ------------
THRIFTS & MORTGAGE FINANCE (3.4%)
Countrywide Financial Corp.                            121,289         4,488,906
Fannie Mae                                             163,055        11,611,147
Freddie Mac                                            143,348        10,564,748
Independence Community Bank Corp.                        2,163            92,100
New York Community Bancorp, Inc.                        57,728         1,187,465
Washington Mutual, Inc.                                105,740         4,470,687
Webster Financial Corp.                                  4,622           234,058
                                                                    ------------
                                                                      32,649,111
                                                                    ------------
TOBACCO (0.9%)
Altria Group, Inc.                                     119,996         7,331,756
Reynolds American, Inc.                                 13,707         1,077,370
UST, Inc.                                                6,825           328,351
                                                                    ------------
                                                                       8,737,477
                                                                    ------------
TRADING COMPANIES & DISTRIBUTORS (0.0%) (B)
Grainger (W.W.), Inc.                                    3,825           254,822
                                                                    ------------

WIRELESS TELECOMMUNICATION SERVICES (0.8%)
Nextel Communications, Inc. Class A (a)                213,843         6,415,290
Telephone & Data Systems, Inc.                          14,775         1,136,936
                                                                    ------------
                                                                       7,552,226
                                                                    ------------
Total Common Stocks
  (Cost $878,220,345)                                                949,799,582
                                                                    ------------

INVESTMENT COMPANY (0.5%)
--------------------------------------------------------------------------------
CAPITAL MARKETS (0.5%)
DIAMONDS Trust Series 1 (c)                             45,100         4,848,701
                                                                    ------------
Total Investment Company
  (Cost $4,851,776)                                                    4,848,701
                                                                    ------------

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    61


                                                        SHARES             VALUE
WARRANTS (0.0%) (B)
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (0.0%) (B)
Lucent Technologies, Inc. (a)                           42,250      $     66,755
                                                                    ------------
Total Warrants
  (Cost $0)                                                               66,755
                                                                    ------------
Total Investments
  (Cost $883,072,121) (d)                                 99.8%      954,715,038(e)
Cash and Other Assets,
  Less Liabilities                                         0.2         1,957,369
                                                    ----------      ------------
Net Assets                                               100.0%     $956,672,407
                                                    ==========      ============

(a)  Non-income producing security.
(b)  Less than one tenth of a percent.
(c) Exchange Traded Fund -- represents a basket of securities that are traded on an exchange.
(d) The cost for federal income tax purposes is $887,780,817.
(e)  At December 31, 2004 net unrealized appreciation was
     $66,934,221, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $92,046,168 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $25,111,947.

 62   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2004

ASSETS:
Investment in securities, at value
  (identified cost $883,072,121)              $  954,715,038
Cash                                               4,314,705
Receivables:
  Investment securities sold                      47,984,028
  Dividends and interest                           1,409,611
  Fund shares sold                                    58,616
Other assets                                          39,025
                                              --------------
    Total assets                               1,008,521,023
                                              --------------
LIABILITIES:
Payables:
  Investment securities purchased                 51,163,003
  Adviser                                            200,640
  Administrator                                      160,512
  Shareholder communication                          134,112
  Fund shares redeemed                               118,259
  Custodian                                           14,053
  NYLIFE Distributors                                  6,720
Accrued expenses                                      51,317
                                              --------------
    Total liabilities                             51,848,616
                                              --------------
Net assets                                    $  956,672,407
                                              ==============
NET ASSETS CONSIST OF:
Capital stock (par value of $.01 per share)
  200 million shares authorized
  Initial Class                               $      450,178
  Service Class                                       16,114
Additional paid-in capital                       909,222,009
Accumulated undistributed net investment
  income                                              20,370
Accumulated net realized loss on investments     (24,679,181)
Net unrealized appreciation on investments        71,642,917
                                              --------------
Net assets                                    $  956,672,407
                                              ==============
INITIAL CLASS
Net assets applicable to outstanding shares   $  923,659,752
                                              ==============
Shares of capital stock outstanding               45,017,833
                                              ==============
Net asset value per share outstanding         $        20.52
                                              ==============
SERVICE CLASS
Net assets applicable to outstanding shares   $   33,012,655
                                              ==============
Shares of capital stock outstanding                1,611,445
                                              ==============
Net asset value per share outstanding         $        20.49
                                              ==============

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    63

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2004

INVESTMENT INCOME:
INCOME:
  Dividends (a)                                $  17,575,338
  Interest                                            19,127
                                               -------------
    Total income                                  17,594,465
                                               -------------
EXPENSES:
  Advisory                                         2,232,387
  Administration                                   1,785,910
  Shareholder communication                          404,224
  Professional                                       104,392
  Custodian                                           82,508
  Directors                                           60,223
  Distribution and service -- Service Class           55,602
  Portfolio pricing                                   11,215
  Miscellaneous                                       58,133
                                               -------------
    Total expenses                                 4,794,594
                                               -------------
Net investment income                             12,799,871
                                               -------------

REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:
Net realized gain on investments                 148,353,610
Net increase from payment by affiliate for
  loss on the disposal of investment in
  violation of restrictions                          160,608
Net change in unrealized appreciation on
  investments                                    (65,086,231)
                                               -------------
Net realized and unrealized gain on
  investments:                                    83,427,987
                                               -------------
Net increase in net assets resulting from
  operations                                   $  96,227,858
                                               =============

(a) Dividends recorded net of foreign withholding taxes in the amount of $10,413.

 64   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003

                                               2004           2003
INCREASE IN NET ASSETS:
Operations:
 Net investment income                $  12,799,871   $  8,087,956
 Net realized gain on investments       148,353,610     18,759,322
 Net increase from payment by
  affiliate for loss on the disposal
  of investment in violation of
  restrictions                              160,608             --
 Net change in unrealized
  appreciation (depreciation) on
  investments                           (65,086,231)   156,761,390
                                      ----------------------------
 Net increase in net assets
  resulting from operations              96,227,858    183,608,668
                                      ----------------------------
Dividends to shareholders:
 From net investment income:
   Initial Class                        (12,327,924)    (8,089,391)
   Service Class                           (383,179)       (85,863)
                                      ----------------------------
 Total dividends to shareholders        (12,711,103)    (8,175,254)
                                      ----------------------------

Capital share transactions:
 Net proceeds from sale of shares:
   Initial Class                         91,409,988     29,371,935
   Service Class                         20,966,187      9,527,499

 Net asset value of shares issued to
  shareholders in reinvestment of
  dividends:
   Initial Class                         12,327,924      8,089,391
   Service Class                            383,179         85,863
                                      ----------------------------
                                        125,087,278     47,074,688

 Cost of shares redeemed:
   Initial Class                       (125,547,914)   (79,528,644)
   Service Class                           (902,834)      (146,680)
                                      ----------------------------
                                       (126,450,748)   (79,675,324)
                                      ----------------------------
    Decrease in net assets derived
     from capital share transactions     (1,363,470)   (32,600,636)
                                      ----------------------------
    Net increase in net assets           82,153,285    142,832,778

NET ASSETS:
Beginning of year                       874,519,122    731,686,344
                                      ----------------------------
End of year                           $ 956,672,407   $874,519,122
                                      ============================
Accumulated undistributed net
  investment income at end of year    $      20,370   $         --
                                      ============================

    The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
                                                     www.mainstayfunds.com    65

FINANCIAL HIGHLIGHTS SELECT PER SHARE DATA AND RATIOS

                                                       INITIAL CLASS                                  SERVICE CLASS
                                ------------------------------------------------------------   ----------------------------
                                                                                                                 JUNE 5,
                                                                                                                 2003(A)
                                                                                                YEAR ENDED       THROUGH
                                                  YEAR ENDED DECEMBER 31,                      DECEMBER 31,   DECEMBER 31,
                                    2004         2003       2002        2001         2000          2004           2003
Net asset value at beginning
  of period                       $  18.75     $  14.98   $  19.99   $    24.28   $    27.78       $ 18.74       $ 16.45
                                  --------     --------   --------   ----------   ----------       -------       -------
Net investment income                 0.28(c)      0.17(b)     0.16        0.14         0.15          0.24(c)       0.07(b)
Net realized and unrealized
  gain (loss) on investments          1.77         3.78      (5.01)       (4.29)       (1.06)         1.75          2.38
                                  --------     --------   --------   ----------   ----------       -------       -------
Total from investment
  operations                          2.05         3.95      (4.85)       (4.15)       (0.91)         1.99          2.45
                                  --------     --------   --------   ----------   ----------       -------       -------
Less dividends and
  distributions:
  From net investment income         (0.28)       (0.18)     (0.16)       (0.14)       (0.15)        (0.24)        (0.16)
  From net realized gain on
    investments                         --           --         --           --        (2.44)           --            --
                                  --------     --------   --------   ----------   ----------       -------       -------
Total dividends and
  distributions                      (0.28)       (0.18)     (0.16)       (0.14)       (2.59)        (0.24)        (0.16)
                                  --------     --------   --------   ----------   ----------       -------       -------
Net asset value at end of
  period                          $  20.52     $  18.75   $  14.98   $    19.99   $    24.28       $ 20.49       $ 18.74
                                  ========     ========   ========   ==========   ==========       =======       =======
Total investment return              10.90%       26.37%    (24.25%)     (17.09%)      (3.34%)       10.62%        14.93%(d)
Ratios (to average net
  assets)/
  Supplemental Data:
  Net investment income               1.44%(c)     1.05%      0.89%        0.66%        0.55%         1.19%(c)       0.80%+(e)
  Expenses                            0.53%        0.52%      0.51%        0.50%        0.50%         0.78%         0.77%+
Portfolio turnover rate                151%          72%       120%          93%          77%          151%           72%
Net assets at end of period
  (in 000's)                      $923,660     $864,373   $731,686   $1,059,832   $1,331,634       $33,013       $10,146

(a)  Commencement of Operations.
(b)  Per share data based on average shares outstanding during the period.
(c)  Included in net investment income per share and the ratio of net investment income to average net assets are $0.03 per
     share and 0.27%, respectively, resulting from a special
     one-time dividend from Microsoft Corp. that paid $3.00 per share.
(d)  Total return is not annualized.
(e)  Represents income earned for the year by the Initial Class share less service fee of 0.25%.
+    Annualized.

 66   MainStay VP Common Stock Portfolio   The notes to the financial statements
are an integral part of, and should be read in conjunction with, the financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND BUSINESS:

MainStay VP Series Fund, Inc. (the "Fund") was incorporated under Maryland law on June 3, 1983. The Fund is registered under the Investment Company Act of 1940, as amended ("Investment Company Act"), as an open-end diversified management investment company and is comprised of nineteen Portfolios. These financial statements relate solely to the Cash Management Portfolio, which commenced operations on January 29, 1993, and Bond and Common Stock (formerly Growth Equity Portfolio) Portfolios, which commenced operations on January 23, 1984, (the "Portfolios"; each separately a "Portfolio") and are separate Portfolios of the Fund. Shares of the Portfolios are currently offered only to New York Life Insurance and Annuity Corporation ("NYLIAC"), a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC allocates shares of the Portfolios to, among others, New York Life Insurance and Annuity Corporation's MFA Separate Account-I, MFA Separate Account-II and VLI Separate Account (collectively "Separate Accounts"). The MFA Separate Accounts are used to fund multi-funded retirement annuity policies and the VLI Separate Account is used to fund variable life insurance policies issued by NYLIAC.

On May 13, 2003, the Fund's Board of Directors adopted a Multiple Class Plan under which the existing shares of each of the Fund's Portfolios, except the Cash Management Portfolio, were re-classified as Initial Class shares, and a second class of shares, the Service Class, was established. The classes differ in that, pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act, Service Class shares pay a combined distribution and service fee of 0.25% of average daily net assets to the distributor of its shares. Effective June 2, 2003, new shareholders of the Portfolios are permitted to invest only in the Service Class shares, however, existing Initial Class shareholders are permitted to continue investing in the Initial Class shares. The Bond and Common Stock Portfolios Service Class commenced operations on June 4, 2003 and June 5, 2003, respectively.

The investment objectives for each of the Portfolios of the Fund are as follows:

BOND: to seek the highest income over the long term consistent with preservation of principal.

CASH MANAGEMENT: to seek as high a level of current income as is considered consistent with the preservation of capital and liquidity.

COMMON STOCK: to seek long-term growth of capital, with income as a secondary consideration.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES:

Each Portfolio prepares its financial statements in accordance with generally accepted accounting principles and follows the significant accounting policies described below:

(A) SECURITIES VALUATION. Equity securities are valued at the latest quoted sales prices as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Prices are taken from the primary market in which each security trades. Debt securities are valued at prices supplied by a pricing agent or brokers selected by the Fund's Administrator, whose prices reflect broker/dealer supplied valuations and electronic data processing techniques, if such prices are deemed by the Fund's Administrator to be representative of market values at the regular close of business of the Exchange. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Portfolio securities of Cash Management Portfolio are valued at their amortized cost. Securities for which market quotations are not readily available are valued by methods deemed by the Board of Directors to represent fair value. Reasons for which securities may be valued in this manner include, but are not limited to, trading for a security has been halted or suspended, a security has been de-listed from a national exchange, or trading on a security's primary market is temporarily closed at a time when under normal conditions it would be open.

(B) SECURITY TRANSACTIONS AND INVESTMENT INCOME. Each Portfolio records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on securities, other than short-term securities, purchased for all Portfolios are accreted and amortized, respectively, on the constant yield method over the life of the respective securities or, in the case of a callable security, over the period to the first date of call. Discounts and premiums on short-term securities are accreted and amortized, respectively, on the straight line method.

Investment income and realized and unrealized gains and losses on investments of each Portfolio are allocated to separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.

(C) REPURCHASE AGREEMENTS. The Portfolio's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the

                                                    www.mainstayfunds.com     67
obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(D) MORTGAGE DOLLAR ROLLS. Certain of the Portfolios may enter into mortgage dollar roll ("MDR") transactions in which they sell mortgage-backed securities ("MBS") to a counterparty from whom they simultaneously agree to buy a similar security on a delayed delivery basis. The MDR transactions of the Portfolios are classified as purchase and sale transactions. The securities sold in connection with the MDRs are removed from the portfolio and a realized gain or loss is recognized. The securities the Portfolio have agreed to acquire are included at market value in the Portfolio of Investments and liabilities for such purchase commitments are included as payables for investments purchased. The Portfolios maintain a segregated account containing securities from the respective Portfolios having a value not less than the repurchase price, including accrued interest. MDR transactions involve certain risks, including the risk that the MBS returned to the Portfolios at the end of the roll could be inferior to what was initially sold to the counterparty.

(E) SECURITIES LENDING. The Portfolios may lend their securities to broker-dealers and financial institutions. The loans would be collateralized by cash or securities at least equal at all times to the market value of the securities loaned. The Portfolios may bear the risk of delay in recovery of, or loss of rights in, the securities loaned should the borrower of the securities experience financial difficulty. The Portfolios would receive compensation for lending their securities in the form of fees or they would retain a portion of interest on the investment of any cash received as collateral. The Portfolios would also continue to receive interest and dividends on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan would be for the account of the Portfolios.

(F) FEDERAL INCOME TAXES. Each of the Portfolios is treated as a separate entity for federal income tax purposes. The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income to the shareholders of each Portfolio within the allowable time limits. Therefore, no federal income or excise tax provision is required.

Investment income received by a Portfolio from foreign sources may be subject to foreign income taxes. These foreign income taxes are withheld at the source.

(G) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. For Cash Management Portfolio, dividends are declared daily and paid monthly and capital gain distributions, if any, are declared and paid annually. Each of the other Portfolios intends to declare and pay, as a dividend, substantially all of their net investment income and net realized gains no less frequently than once a year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax differences" are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

(H) EXPENSES. Expenses with respect to the Fund are allocated to the individual Portfolios in proportion to the net assets of the respective Portfolios when the expenses are incurred except where direct allocations of expenses can be made. Expenses (other than expenses incurred under the Distribution and Service Plan) are allocated to separate classes of shares based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown on each Portfolio's Statement of Operations.

(I) USE OF ESTIMATES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 3 -- FEES AND RELATED PARTY TRANSACTIONS:

(A) INVESTMENT ADVISORY, SUB-ADVISORY AND ADMINISTRATION FEES. New York Life Investment Management LLC ("NYLIM"), an indirect wholly-owned subsidiary of New York Life, serves as investment adviser to the Fund under an Investment Advisory Agreement. Bond and Common Stock Portfolios are advised by NYLIM. MacKay Shields, a registered investment adviser and an indirect wholly-owned subsidiary of New York Life, serves as sub-adviser to Cash Management Portfolio, under a Sub-Advisory Agreement with NYLIM.

NYLIM also serves as administrator for the Fund. NYLIM provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required to be maintained by the Portfolios.

The Fund, on behalf of each Portfolio, pays the Adviser and Administrator a monthly fee for the services performed

 68   MainStay VP Series Fund, Inc.

and the facilities furnished at an approximate annual rate of the average daily net assets of each Portfolio as follows:

                                  ADVISER   ADMINISTRATOR
Bond Portfolio                      0.25%           0.20%
---------------------------------------------------------
Cash Management Portfolio           0.25%           0.20%
---------------------------------------------------------
Common Stock Portfolio              0.25%           0.20%
---------------------------------------------------------

Pursuant to the terms of the Sub-Advisory Agreement between NYLIM and MacKay Shields, NYLIM pays MacKay Shields a monthly fee at an annual rate of average daily net assets of Cash Management Portfolio of 0.25%.

(B) PAYMENTS BY AFFILIATES. In July 2004 it was determined that the Fund's SAI contained inconsistent non-fundamental restrictions for certain Portfolios addressing investments in shares of other investment companies including money market funds and whether advisory fees would be charged in connection with such investments. NYLIM conducted a review of the Portfolios' transactions in money market funds and concluded that the inconsistency did not impact any Portfolio's NAV by $0.01 or more. NYLIM reimbursed the Cash Management Portfolio to be $399. NYLIM has reimbursed the Portfolio. A supplement to the Fund's SAI was filed July 19, 2004 to reflect the August 1998 approval of the Portfolio's ability to purchase the securities of other investment companies as permitted by the Investment Company Act of 1940. This amount is included in the Statement of Operations as a reimbursement from the Adviser. This reimbursement had no material impact on expense or the net investment income ratios included in the Financial Highlights.

NYLIM also determined that the Common Stock Portfolio had not complied with a non-fundamental restriction with respect to investing in other investment companies, since March 3, 2004. NYLIM has liquidated these investments and has calculated the net loss to the Portfolio to be $160,608. NYLIM has reimbursed this amount to the Portfolio. This amount is included in the Statement of Operations for the year ended December 31, 2004, for the Common Stock Portfolio, as net increase from payment by affiliate for loss on the disposal of investment in violation of restrictions. The amount had no material effect on the total return of the Portfolio.


(C) DISTRIBUTOR. NYLIFE Distributors Inc. ("NYLIFE Distributors"), an indirect wholly-owned subsidiary of New York Life, serves as distributor (the "Distributor") to the Service Class shares of all Portfolios offering such shares, pursuant to a Distribution and Service Agreement.

(D) DISTRIBUTION AND SERVICE FEES. With respect to the Service Class shares of all Portfolios, except Cash Management Portfolio, the Fund has adopted a Distribution and Service Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act. Under the Distribution and Service Plan, the Distributor has agreed to provide, through its affiliates or independent third parties, various distribution-related, shareholder and administrative support services to Service Class shareholders. For its services, the Distributor is entitled to a combined distribution and service fee accrued daily and paid monthly at an annual rate of 0.25% of the average daily net assets attributable to the Service Class of each Portfolio.

(E) NON-INTERESTED DIRECTORS FEES. Non-Interested Directors are paid an annual retainer of $35,000, $3,000 for each Board meeting attended, $2,000 for each Audit Committee meeting attended and $1,500 for each Valuation, and Nominating Committee meeting attended, plus reimbursement for travel and out-of-pocket expenses. The Audit Committee Chair receives an additional annual retainer of $12,000. The Fund allocates directors fees in proportion to the net assets of the respective Portfolios.

(F) OTHER. Fees for the cost of legal services provided to the Fund by the Office of the General Counsel of NYLIM are charged to the Portfolios in proportion to the net assets of the respective portfolio. For the year ended December 31, 2004 these fees, which are included in Professional fees shown on the Statement of Operations, are as follows:

Bond Portfolio                                       $18,492
------------------------------------------------------------
Cash Management Portfolio                             12,861
------------------------------------------------------------
Common Stock Portfolio                                34,842
------------------------------------------------------------

NOTE 4 -- FEDERAL INCOME TAX:

The following table discloses the current year reclassifications between accumulated undistributed net investment income (loss) and accumulated undistributed net realized gain (loss) on investments arising from permanent differences; net assets at December 31, 2004, are not affected.

                                                  ACCUMULATED
                                ACCUMULATED     UNDISTRIBUTED
                              UNDISTRIBUTED      NET REALIZED
                             NET INVESTMENT    GAIN (LOSS) ON
                              INCOME (LOSS)       INVESTMENTS
                             --------------   ---------------
Bond Portfolio..............       $785,450        $(785,450)
Common Stock Portfolio......       (68,398)            68,398

The reclassifications for the Portfolios are primarily due to reclassification of distributions, paydown gain (loss) and real estate investment trusts gain
(loss).

Dividends to shareholders from net investment income and distributions to shareholders from net realized gains shown in the Statement of Changes in Net Assets for the year ended December 31, 2004 and December 31, 2003 represent tax-based distributions of ordinary income and net long-term capital gain, respectively, except for the Portfo-

                                                    www.mainstayfunds.com     69
lios for which the tax components of the distributions are shown below.

                                  2004                            2003
                      -----------------------------   -----------------------------
                          TAX-BASED       TAX-BASED       TAX-BASED       TAX-BASED
                      DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               FROM            FROM            FROM            FROM
                           ORDINARY       LONG-TERM        ORDINARY       LONG-TERM
                             INCOME           GAINS          INCOME           GAINS
Bond Portfolio         $21,786,414      $433,360       $23,137,251     $9,893,531
-----------------------------------------------------------------------------------
Cash Management
 Portfolio               2,966,632             0         3,042,267              0
-----------------------------------------------------------------------------------

As of December 31, 2004, the components of accumulated gain (loss) on a tax basis were as follows:

                                  ACCUMULATED          UNREALIZED               TOTAL
                      ORDINARY    CAPITAL AND        APPRECIATION         ACCUMULATED
                        INCOME   OTHER LOSSES   (DEPRECIATION)(A)      GAIN (LOSS)(B)
                      --------   ------------   -----------------   -----------------
Bond Portfolio....... $   230    $          0      $ 5,638,753         $ 5,638,983
Cash Management
 Portfolio...........     186               0                0                 186
Common Stock
 Portfolio...........  20,370    (19,970,485)       66,934,221          46,984,106

(a) The difference between book-basis and tax-basis unrelated appreciation (depreciation) is primarily due to wash sale loss deferrals, and real estate investment trusts basis adjustments.

(b) The difference between book-basis and tax-basis components of accumulated gain/ (loss) is attributable primarily to Post-October loss deferrals.

At December 31, 2004, for federal income tax purposes, capital loss carryforwards were available to the extent provided by regulations to offset future realized gains of Common Stock Portfolio, in the amount of approximately $19,970,000, through the years 2010. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

The Common Stock Portfolio utilized $152,021,350 of capital loss carryforwards during the year ended December 31, 2004.

NOTE 5 -- LINE OF CREDIT:

Bond and Common Stock Portfolios maintain a line of credit of $160,000,000 with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive shareholder redemption requests. These Portfolios pay a commitment fee, at an annual rate of 0.075% of the average commitment amount, regardless of usage, to The Bank of New York, which acts as agent to the syndicate. Such commitment fees are allocated among the Portfolios based upon net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Advances rate. There were no borrowings on this line of credit during the year ended December 31, 2004.

NOTE 6 -- OTHER MATTERS:

NYLIM and mutual funds that NYLIM advises have received requests for information from various government authorities and regulatory bodies regarding market timing, late trading, operations, fees, expenses, and other matters. NYLIM and the funds it advises are cooperating fully in responding to these requests. To date, substantially all of the costs associated with these and other regulatory matters have been incurred by NYLIM. Except as described below, neither NYLIM nor the funds advised by it have any reason to believe that they have been targeted as the subject of any governmental or regulatory enforcement action.

The SEC Staff has raised concerns relating to a guarantee provided to shareholders of the MainStay Equity Index Fund and the fees and expenses of that Fund, as well as the related guarantee disclosure to Fund shareholders. Discussions have been held with the SEC concerning a possible resolution of this matter. These discussions are continuing, but there can be no assurance at this time as to the outcome of these efforts.

 70   MainStay VP Series Fund, Inc.

NOTE 7 -- PURCHASES AND SALES OF SECURITIES (IN 000'S):

During the year ended December 31, 2004, purchases and sales of securities, other than securities subject to repurchase transactions and short-term securities, were as follows:


                                                                        BOND                    COMMON STOCK
                                                                     PORTFOLIO                   PORTFOLIO
                                                              ------------------------    ------------------------
                                                              PURCHASES       SALES       PURCHASES       SALES
U.S. Government securities                                    $1,271,960    $1,235,200    $       --    $       --
------------------------------------------------------------------------------------------------------------------
All others                                                       299,433       321,458     1,355,554     1,348,058
------------------------------------------------------------------------------------------------------------------
Total                                                         $1,571,393    $1,556,658    $1,355,554    $1,348,058
------------------------------------------------------------------------------------------------------------------

NOTE 8 -- CAPITAL SHARE TRANSACTIONS (IN 000'S):

Transactions in capital shares for the years ended December 31, 2004 and December 31, 2003 were as follows:

                                        BOND PORTFOLIO                     CASH MANAGEMENT PORTFOLIO
                        -----------------------------------------------   ---------------------------
                        INITIAL   SERVICE     INITIAL        SERVICE
                         CLASS     CLASS       CLASS          CLASS
                        -----------------------------------------------   ---------------------------
                                                             JUNE 4,
                                                              2003*
                           YEAR ENDED        YEAR ENDED      THROUGH       YEAR ENDED     YEAR ENDED
                          DECEMBER 31,      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                              2004              2003           2003           2004           2003
Shares sold              1,122     3,160        5,540         1,407          567,129         939,341
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions          1,466       207        2,374            92            2,967           3,042
-----------------------------------------------------------------------------------------------------
                         2,588     3,367        7,914         1,499          570,096         942,383
-----------------------------------------------------------------------------------------------------
Shares redeemed         (7,126)     (185)      (6,831)          (36)        (621,403)     (1,100,735)
-----------------------------------------------------------------------------------------------------
Net increase
  (decrease)            (4,538)    3,182        1,083         1,463          (51,307)       (158,352)
-----------------------------------------------------------------------------------------------------


                                    COMMON STOCK PORTFOLIO
                        -----------------------------------------------
                        INITIAL   SERVICE     INITIAL        SERVICE
                         CLASS     CLASS       CLASS          CLASS
                        -----------------------------------------------
                                                             JUNE 5,
                                                              2003*
                           YEAR ENDED        YEAR ENDED      THROUGH
                          DECEMBER 31,      DECEMBER 31,   DECEMBER 31,
                              2004              2003           2003
Shares sold              4,875     1,098        1,834          545
----------------------
Shares issued in
  reinvestment of
  dividends and
  distributions            600        19          433            5
----------------------
                         5,475     1,117        2,267          550
----------------------
Shares redeemed         (6,554)      (48)      (5,018)          (8)
----------------------
Net increase
  (decrease)            (1,079)    1,069       (2,751)         542
----------------------

*  Commencement of Operations.

                                                    www.mainstayfunds.com     71

REPORT OF INDEPENDENT
REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Directors and Shareholders of MainStay VP Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Bond Portfolio, Cash Management Portfolio and Common Stock Portfolio (formerly Growth Equity Portfolio) (three of the nineteen Portfolios constituting MainStay VP Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 17, 2005

 72   MainStay VP Series Fund, Inc.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that New York Life Investment Management LLC (NYLIM) uses to vote proxies related to the Fund's securities is available without charge, upon request, (i) by calling 1-800-598-2019 and (ii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds are required to file with the SEC its proxy voting record for each Portfolio for the 12-month period ending June 30 on Form N-PX. The most recent Form N-PX or relevant Portfolio proxy voting record is available free of charge upon request by calling 1-800-598-2019 or on the SEC's website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

Each Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. The Fund's Forms N-Q will be available without charge, on the SEC's website at www.sec.gov and may be available by calling NYLIM at 1-800-598-2019. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

                                                    www.mainstayfunds.com     73

DIRECTORS AND OFFICERS

The following are the Directors and Officers of MainStay VP Series Fund, Inc., together with a brief description of their principal occupations during the past five years.

Each Director serves until his/her successor is elected and qualified or until his/her resignation, death, or removal. Officers serve a term of one year and are elected annually by the Directors.

The business address of each Director and Officer is 51 Madison Avenue, New York, New York 10010.

                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF TIME SERVED         DURING PAST FIVE YEARS                    OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        -------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS*
        GARY E.           Chairman and Chief     Chief Executive Officer, Chairman, and             53           None
        WENDLANDT         Executive Officer      Manager, New York Life Investment
        10/8/50           since 2002 and         Management LLC (including predecessor
                          Director since 2001    advisory organizations) and New York
                                                 Life Investment Management Holdings LLC;
                                                 Executive Vice President, New York Life
                                                 Insurance Company; Executive Vice
                                                 President and Manager, NYLIFE LLC;
                                                 Manager, NYLIFE Distributors LLC; Vice
                                                 Chairman, McMorgan & Company LLC;
                                                 Manager, MacKay Shields LLC; Executive
                                                 Vice President, New York Life Insurance
                                                 and Annuity Corporation; Chairman,
                                                 President and Chief Executive Officer,
                                                 and Trustee, The MainStay Funds (23
                                                 portfolios); Executive Vice President
                                                 and Chief Investment Officer, MassMutual
                                                 Life Insurance Company (1993 to 1999).
        -------------------------------------------------------------------------------------------------------------------------
        ANNE F. POLLACK   President since 1990   Senior Vice President and Chief                    19           Community
        11/7/55           and Director since     Investment Officer, New York Life                               Preservation
                          1989                   Insurance Company; Senior Vice                                  Corporation (Not
                                                 President, Chief Investment Officer, and                        for Profit)
                                                 Manager, NYLIFE LLC; Senior Vice                                since 2002; Coro
                                                 President and Director, New York Life                           New York
                                                 Insurance and Annuity Corporation and                           Leadership
                                                 NYLIFE Insurance Company of Arizona;                            Center (Not for
                                                 Senior Vice President, Chief Investment                         Profit) since
                                                 Officer, and Manager, New York Life                             December 2004
                                                 International, LLC; Director, NYLIFE
                                                 Securities Inc.
        -------------------------------------------------------------------------------------------------------------------------
        ROBERT D. ROCK    Vice President since   Senior Vice President, New York Life               19           None
        12/16/54          1985 and Director      Insurance Company; Senior Vice
                          since 1984             President, Chief Investment Officer, and
                                                 Director, New York Life Insurance and
                                                 Annuity Corporation and NYLIFE Insurance
                                                 Company of Arizona; Senior Vice
                                                 President and Manager, NYLIFE
                                                 Distributors LLC; Senior Vice President,
                                                 NYLIFE Securities Inc.
        -------------------------------------------------------------------------------------------------------------------------

     * Certain Directors are considered to be interested persons of the Company within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Insurance and Annuity Corporation, NYLIFE LLC, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, NYLIFE Securities Inc., and/or NYLIFE Distributors LLC, as described in detail in the column "Principal Occupation(s) During Past Five Years."

 74   MainStay VP Series Fund, Inc.

                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF TIME SERVED         DURING PAST FIVE YEARS                    OVERSEEN BY DIRECTOR  HELD BY DIRECTOR
        -------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED DIRECTORS
        MICHAEL J. DRABB  Director since 1994    Retired. Executive Vice President,                 19           Director, MONY
        10/4/33                                  O'Brien Asset Management (1993 to 1999).                        Series Fund Inc.
                                                                                                                 (7 portfolios);
                                                                                                                 Director, New
                                                                                                                 York Life
                                                                                                                 Settlement
                                                                                                                 Corporation.
        -------------------------------------------------------------------------------------------------------------------------
        JILL FEINBERG     Director since 1995    President, Jill Feinberg & Company, Inc.           19           Director, New
        4/14/54                                  (special events and meeting planning                            York Life
                                                 firm).                                                          Settlement
                                                                                                                 Corporation
        -------------------------------------------------------------------------------------------------------------------------
        DANIEL HERRICK    Director since 1983    Retired. Treasurer and Executive                   19           None
        12/1/20                                  Officer, National Gallery of Art (1985
                                                 to 1995).
        -------------------------------------------------------------------------------------------------------------------------
        ROMAN L. WEIL     Director since 1994    V. Duane Rath Professor of Accounting,             19           None
        5/22/40                                  Graduate School of Business, University
                                                 of Chicago; President, Roman L. Weil
                                                 Associates, Inc. (consulting firm).
        -------------------------------------------------------------------------------------------------------------------------
        JOHN A. WEISSER,  Director since 1997    Retired. Managing Director of Salomon              19           None
        JR.                                      Brothers, Inc. (1981 to 1995).
        10/22/41
        -------------------------------------------------------------------------------------------------------------------------
                          POSITION(S) HELD WITH                                            NUMBER OF PORTFOLIOS  OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                   IN FUND COMPLEX       DIRECTORSHIPS
        DATE OF BIRTH     OF TIME SERVED         DURING PAST FIVE YEARS                    OVERSEEN BY OFFICER   HELD BY OFFICER
        -------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        THEODORE A.       Executive Vice         Executive Vice President and Co-Head of            19           None
        MATHAS            President since 2002   Life & Annuity (as of January 1, 2004)
        4/4/67                                   and Senior Vice President and Chief
                                                 Operating Officer for Life & Annuity
                                                 (1998 to December 2003), New York Life
                                                 Insurance Company; Executive Vice
                                                 President and Director, New York Life
                                                 Insurance and Annuity Corporation and
                                                 NYLIFE Insurance Company of Arizona;
                                                 Director, NYLIFE Securities Inc.
        -------------------------------------------------------------------------------------------------------------------------
        PATRICK J.        Treasurer, Chief       Managing Director, New York Life                   61           None
        FARRELL           Financial and          Investment Management LLC (including
        9/27/59           Accounting Officer     predecessor advisory organizations);
                          since 2001             Vice President, Treasurer, and Chief
                                                 Financial and Accounting Officer, The
                                                 MainStay Funds; Treasurer and Chief
                                                 Financial and Accounting Officer,
                                                 Eclipse Funds Inc. and Eclipse Funds;
                                                 Chief Financial Officer and Assistant
                                                 Treasurer, McMorgan Funds.
        -------------------------------------------------------------------------------------------------------------------------

                                                    www.mainstayfunds.com     75

                                                                                              NUMBER OF
                          POSITION(S) HELD WITH                                               PORTFOLIOS           OTHER
        NAME AND          FUND AND LENGTH        PRINCIPAL OCCUPATION(S)                      IN FUND COMPLEX      DIRECTORSHIPS
        DATE OF BIRTH     OF TIME SERVED         DURING PAST FIVE YEARS                       OVERSEEN BY OFFICER  HELD BY OFFICER
        --------------------------------------------------------------------------------------------------------------------------
OFFICERS WHO ARE NOT DIRECTORS
        ALISON H.         Vice President--       Managing Director and Chief Compliance               53           None
        MICUCCI           Compliance since       Officer, New York Life Investment
        12/16/65          September 2004         Management LLC (June 2003); Vice
                                                 President--Compliance, The MainStay Funds,
                                                 Eclipse Funds, and Eclipse Funds Inc.;
                                                 Senior Managing Director--Compliance,
                                                 NYLIFE Distributors; Deputy Chief
                                                 Compliance Officer, New York Life
                                                 Investment Management LLC (September 2002
                                                 to June 2003); Vice President and
                                                 Compliance Officer, Goldman Sachs Asset
                                                 Management (November 1999 to August 2002)
        --------------------------------------------------------------------------------------------------------------------------
        MARGUERITE E.H.   Secretary since        Managing Director and Associate General              53           None
        MORRISON          September 2004         Counsel, New York Life Investment
        3/26/56                                  Management LLC (since June 2004);
                                                 Secretary, The MainStay Funds, Eclipse
                                                 Funds, Eclipse Funds Inc.; Managing
                                                 Director and Secretary, NYLIFE Distributors
                                                 LLC; Chief Legal Officer--Mutual Funds and
                                                 Vice President and Corporate Counsel, The
                                                 Prudential Insurance Company of America
                                                 (2000 to June 2004).
        --------------------------------------------------------------------------------------------------------------------------
        RICHARD W.        Tax Vice President     Vice President, New York Life Insurance              53           None
        ZUCCARO           since 1991             Company; Vice President, New York Life
        12/12/49                                 Insurance and Annuity Corporation, NYLIFE
                                                 Insurance Company of Arizona, NYLIFE LLC,
                                                 NYLIFE Securities Inc., and NYLIFE
                                                 Distributors LLC; Tax Vice President, New
                                                 York Life International, LLC; Tax Vice
                                                 President, Eclipse Funds, Eclipse Funds
                                                 Inc., and The MainStay Funds.
        --------------------------------------------------------------------------------------------------------------------------

 76   MainStay VP Series Fund, Inc.

DIRECTORS AND OFFICERS*

GARY E. WENDLANDT
Chairman, Chief Executive Officer and Director

ANNE F. POLLACK
President and Director

MICHAEL J. DRABB
Director

JILL FEINBERG
Director

DANIEL HERRICK
Director

ROBERT D. ROCK
Director and Vice President

ROMAN L. WEIL
Director

JOHN A. WEISSER, JR.
Director

THEODORE A. MATHAS
Executive Vice President

PATRICK J. FARRELL
Treasurer, Chief Financial and Accounting Officer and Assistant Secretary

MARGUERITE E. H. MORRISON
Secretary

ALISON H. MICUCCI
Vice President--Compliance

RICHARD W. ZUCCARO
Tax Vice President

INVESTMENT ADVISER

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

SUBADVISORS

MACKAY SHIELDS LLC**

ADMINISTRATOR

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

DISTRIBUTOR

NYLIFE DISTRIBUTORS LLC

CUSTODIANS

THE BANK OF NEW YORK

JP MORGAN CHASE & CO.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PRICEWATERHOUSECOOPERS LLP

LEGAL COUNSEL

DECHERT LLP

Some Portfolios may not be available in
all products.
 * As of December 31, 2004.
** An affiliate of New York Life
   Investment Management LLC.

                                                    www.mainstayfunds.com     77